UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Reports for the period 01/01/18 through 12/31/18 is filed herewith

ANNUAL REPORT

	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Small-Cap Value Fund	OBIVX	OBVLX
Oberweis Global Opportunities Fund (formerly known as Oberweis Emerging Growth Fund)	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX

December 31, 2018

oberweisfunds.com

As of January 1 ,2021, and per The US Securities and Exchange Commission adopted Rule 30e-3 under the Investment Company Act of 1940; The Oberweis Funds will no longer mail paper copies of the Funds shareholder reports, unless specifically requested by the shareholder directly from the fund or from your financial advisor, your broker dealer or your bank. The reports will be available on www.oberweisfunds.com and you will be receiving a hard copy notice that directs you to the website.

You will not be affected by this change if you have already elected to receive the reports electronically.

If you wish to receive paper copies of your shareholder reports, you may contact us at 1-800-245-7311 or you may directly contact your financial advisor.

PRESIDENT’S LETTER (unaudited)

Dear Fellow Oberweis Funds Shareholder,

2018 In Review

2018 was a difficult year for investors. Stocks, bonds, gold and oil all declined as investors grew increasingly fearful of the impact of tariffs and a prolonged US-China trade war, slowing growth, rising interest rates, and tighter monetary policy. In fact, investors were apparently so concerned that they reduced equity exposure late in 2018 at the most frantic pace since the end of 2008 (which, in retrospect, ended up being near the stock market bottom during the Global Financial Crisis).

Among the domestic funds, the Micro-Cap Fund and Small-Cap Opportunities Fund returned -12.30% and -7.23%, respectively (compared to -14.18% and -9.31% for the Russell Micro-Cap Growth and Russell 2000 Growth indices). The Small-Cap Value Fund returned -16.58% (versus -12.86% for the Russell 2000 Value Index). Among our international funds, the International Opportunities Fund returned -24.73% (versus -17.78% for the MSCI World ex-US SCG Index). The China Opportunities Fund returned -26.01% (compared to -23.26% for the MSCI Zhong Hua Small-Cap Growth Index). The Global Opportunities Fund returned -25.66% (versus -14.39% for the MSCI ACWI Small-Cap Index). Since its inception on 5/1/2018, the Emerging Markets Fund returned -21.10% (versus -18.64% for the MSCI EM Small Cap Index).

As one might expect, the environment in the fourth quarter of 2018 was extremely challenging for us, as we invest primarily in small-cap companies with valuations based on misunderstood long-term future earnings growth. In uncertain times, investors pay less attention to long-term earnings growth, flocking instead to companies with high near-term earnings certainty. Following such an environment, however, it becomes much easier for us to find small-cap stocks trading at prices that undervalue the future earnings we expect from the underlying businesses. Periods of high risk aversion often correlate to below-average stock valuations (as is the case currently), and as a result we see an above-average investment opportunity today for small-caps in almost every country we cover. The chart below illustrates the average price/earnings (P/E) ratio of each of the benchmark indices of The Oberweis Funds as of the end of 2018 compared to a year ago. As you can see, valuations have declined for US small-caps, but even more so for international small-caps. Note that although the exact P/E computation methodology can vary between data providers like Russell and MSCI, we believe it is clear that valuations for global small-caps, especially in emerging markets like China, have come down considerably relative to one year ago.

Benchmark Index	Benchmark Index Forward P/E as of 12/31/2017	Benchmark Index Forward P/E as of 12/31/2018
Russell Micro-Cap Growth Index	12.4	10.4
Russell 2000 Growth Index	19.4	16.5
Russell 2000 Value Index	17.9	14.0
MSCI All-Country World (ACWI) Small-Cap Index	19.1	14.5
MSCI World ex-US Small-Cap Growth Index	20.0	16.1
MSCI EM Small-Cap Index	13.5	9.8
MSCI Zhong Hua Small-Cap Growth Index	15.3	5.1

In our experience, this type of global valuation contraction, especially when associated with a sharp uptick in volatility, usually reflects a jump in investor fear. In contrast to much of the last five years, when complacency and low volatility were the norm, investor expectations became far more negative in 4Q2018, even in markets with limited evidence of an impending recession. Admittedly, trade wars and rising rates do not help economic growth. But at what

PRESIDENT’S LETTER (unaudited) (continued)

price are such concerns overly discounted in stock prices? Have investors become worry warts unduly? While we cannot say for certain, fear and great buying opportunities are often neighbors. On average, we believe investors tend to realize above-average long-term returns when buying during periods of depressed valuations.

Valuation Recap

With respect to our growth-oriented funds, the average forward P/E ratio as of December 31, 2018 was 16.0 times for the Global Opportunities Fund (versus 18.4 last quarter), 15.8 times for the Small-Cap Opportunities Fund (versus 18.9 last quarter), 10.6 times for the Micro-Cap Fund (versus 14.9 last quarter), 18.0 times for the International Opportunities Fund (versus 20.5 last quarter), 12.9 times for the China Opportunities Fund (versus 13.5 last quarter), and 18.2 times for the Emerging Markets Fund (versus 16.8 times last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. For the Small-Cap Value Fund, the average P/E ratio was 12.4 times (versus 13.9 last quarter).

As of December 31, 2018, the weighted average market capitalization was $3.4 billion for the Global Opportunities Fund, $2.4 billion for the Small-Cap Opportunities Fund, $885 million for the Micro-Cap Fund, $2.3 billion for the Small-Cap Value Fund, $3.3 billion for the International Opportunities Fund, $2.2 billion for the Emerging Markets Fund, and $60.9 billion for the China Opportunities Fund. The China Opportunities Fund’s market cap is skewed upward due to two mega-cap holdings; its median market cap is $8.6 billion.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited)

Market Environment

Global equities returned -8.71% in 2018, as measured by the MSCI World Index. Global small-caps, as measured by the MSCI World Small-Cap Index, returned -13.86%. International small-caps underperformed versus U.S. small-caps, as evidenced by the -18.07% return on the MSCI World ex-USA Small-Cap Index. Within the United States, large-cap growth stocks outperformed small-cap growth stocks by 780 basis points, as measured by the respective returns of the Russell 1000 Growth (-1.51%) and Russell 2000 Growth (-9.31%) indices. Within domestic small-cap, growth outperformed value, with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index (-12.86%) by 355 basis points for the year.

Discussion of The Oberweis Funds

The International Opportunities Fund returned -24.73% versus -17.78% for the MSCI World ex-US Small Cap Growth Index. The portfolio benefitted from stock selection in France while stock selection in Japan and Canada detracted from performance. On a sector level, the portfolio benefitted from stock selection in materials while performance was negatively impacted by stock selection in technology. At the stock level, Burford Capital (BUR LN), D A Consortium Holdings (6534 JP), and Ubisoft Entertainment (UBI FP) were among the top contributors to performance; Japan Investment Adviser (7172 JP), Keywords Studios (KWS LN), and Aurelius Equity Opportunities (AR4 GR) were among the top detractors.

The Global Opportunities Fund returned -25.66% versus -14.39% for the MSCI AWCI Small-Cap Index. At the country level, stock selection was adversely affected by the fund’s holdings in China, Japan, and the US. At the sector level, the Fund was negatively impacted by stock selection in technology, consumer discretionary, and industrials. At the stock level, Burlington Stores (BURL), LHC Group (LHCG), and Blucora (BCOR) were among the top contributors to performance; Curo Group (CURO), ams AG (AMS SW), and Open House (3288 JP) were among the top detractors.

The China Opportunities Fund returned -26.01% versus -23.26% for the MSCI Zhong Hua Small Cap Growth Index. The portfolio benefitted from favorable stock selection in industrials while performance was negatively impacted by selection in consumer discretionary and technology. At the stock level, Kingdee International Software Group (268 HK), Baozun (BZUN), and China Tower (788 HK) were among the top contributors; Tencent (700 HK), New Oriental Education & Technology (EDU), and Alibaba (BABA) were among the top detractors.

Since its inception on 5/1/2018, the Emerging Markets Fund returned -21.10% versus -18.64% for the MSCI EM Small Cap Index. At the country level, the portfolio benefitted from stock selection in China while performance was adversely affected by the fund’s holdings in Taiwan and Malaysia. At the sector level, the Fund was positively impacted by stock selection in consumer staples while performance was adversely impacted by selection in consumer discretionary and technology. At the stock level, Fila Korea (081660 KS), TCI Co (8436 TT), and IRS Brasil Resseguros (IRBR3 BS) were among the top contributors to performance; My EG Services (MYEG MK), Beauty Community (BEAUTY TB), and Ennoconn (6414 TT) were among the top detractors.

The Oberweis Micro-Cap Fund returned -12.30% versus -14.18% for the Russell Micro-Cap Growth Index and -9.31% for the Russell 2000 Growth Index. The portfolio benefitted from favorable stock selection in healthcare while performance was adversely impacted by stock selection in technology and producer durables. At the stock level, STAAR Surgical (STAA), DMC Global (BOOM), and LHC Group (LHCG) were among the top contributors to performance. Stein Mart (SMRT), Patrick Industries (PATK), and Bridgepoint Education (BPI) were among the top detractors.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

The Small-Cap Opportunities Fund returned -7.23% versus -9.31% for the Russell 2000 Growth Index. The fund benefitted from stock selection in healthcare and consumer discretionary, while stock selection in technology and producer durables detracted from performance. STAAR Surgical (STAA), Haemonetics (HAE), and Amedisys (AMED) were among the top contributors to performance; Extreme Networks (EXTR), Mesa Air Group (MESA), and Dave & Busters (PLAY) were among the top detractors.

The Small-Cap Value Fund returned -16.58% versus -12.86% for the Russell 2000 Value Index. The fund benefitted from stock selection in consumer staples while performance was negatively impacted by adverse stock selection in producer durables. Ensign Group (ENSG), FTI Consulting (FCN), and Matson (MATX) were among the top contributors to performance; Triumph Group (TGI), TiVo (TIVO), and CNO Financial Group (CNO) were among the top detractors.

The portfolio turnover rates were 119% for the Micro-Cap Fund, 155% for the Global Opportunities Fund, 160% for the Small-Cap Opportunities Fund, 54% for the Small-Cap Value Fund, 85% for the China Opportunities Fund, 145% for the International Opportunities Fund and 111% for the Emerging Markets Fund. The net expense ratios for the investor share class of the Funds were 1.55% for Micro-Cap, 1.50% for Global Opportunities, 1.55% for Small-Cap Value, 1.55% for Small-Cap Opportunities, 1.86% for China Opportunities, 1.60% for International Opportunities and 1.75% for Emerging Markets.

For current performance information, please visit www.oberweisfunds.com.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Oberweis Micro-Cap Fund

At December 31, 2018

Asset Allocation (%)
Equities	100.8
Other Liabilities less Assets	(0.8)
100.0

Top Holdings (%)
Vericel Corp.	3.7
Vicor Corp.	3.2
LHC Group, Inc.	2.8
Atricure, Inc.	2.6
Tandem Diabetes Care, Inc.	2.4
K12, Inc.	2.3
Career Education Corp.	2.3
DMC Global, Inc.	2.3
Quantenna Communications, Inc.	2.2
Veracyte, Inc.	2.2
Other Holdings	74.0
100.0

Top Industries (%)
Education Services	8.7
Computer Services Software & Systems	8.1
Biotechnology	7.3
Medical Equipment	5.8
Medical & Dental Instruments & Supplies	5.7
Telecommunications Equipment	5.1
Communications Technology	5.0
Healthcare Services	4.0
Recreational Vehicles & Boats	3.7
Air Transport	3.6
Other Industries	43.0
100.0

Oberweis Small-Cap Opportunities Fund

At December 31, 2018

Asset Allocation (%)
Equities	100.1
Other Liabilities less Assets	(0.1)
100.0

Top Holdings (%)
Mellanox Technologies Ltd.	4.7
Green Dot Corp.	2.4
Trex Co., Inc.	2.4
Deckers Outdoor Corp.	2.3
SkyWest, Inc.	2.1
Cardtronics PLC	2.0
Care.com, Inc.	2.0
Tandem Diabetes Care, Inc.	2.0
CyberArk Software Ltd.	1.9
Cornerstone OnDemand, Inc.	1.8
Other Holdings	76.4
100.0

Top Industries (%)
Computer Services Software & Systems	9.2
Medical & Dental Instruments & Supplies	6.6
Healthcare Services	5.9
Diversified Manufacturing Operations	5.6
Semiconductors & Components	5.5
Medical Equipment	5.3
Financial Data & Systems	4.5
Back Office Support	4.0
Air Transport	3.4
Biotechnology	3.3
Other Industries	46.7
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Oberweis Small-Cap Value Fund

At December 31, 2018

Asset Allocation (%)
Equities	88.2
REITS	13.7
Other Liabilities less Assets	(1.9)
100.0

Top Holdings (%)
Williams-Sonoma, Inc.	3.2
Hersha Hospitality Trust	2.8
Old National Bancorp	2.7
Portland General Electric Co.	2.6
Associated Banc-Corp	2.5
Simmons First National Corp.	2.3
Verint Systems, Inc.	2.2
Central Pacific Financial Corp.	2.2
MasTec, Inc.	2.2
Vishay Intertechnology, Inc.	2.0
Other Holdings	75.3
100.0

Top Industries (%)
Banks – Diversified	13.6
Lodging & Resort	5.8
Computer Services Software & Systems	5.6
Specialty Retail	4.8
Insurance – Property-Casualty	4.6
Utilities – Gas Distributors	3.5
Engineering & Contracting Services	3.4
Banks-Savings/Thrifts & Mortgage Lending	3.2
Metal Fabricating	3.0
Health Care	2.9
Other Industries	49.6
100.0

Oberweis Global Opportunities Fund

At December 31, 2018

Asset Allocation (%)
Equities	98.2
Other Assets less Liabilities	1.8
100.0

Top Holdings (%)
DMC Global, Inc.	5.4
Deckers Outdoor Corp.	4.3
Biotelemetry, Inc.	3.7
Tandem Diabetes Care, Inc.	2.7
CRRC Corp. Ltd.	2.5
Chongqing Zhifei Biological Products Co. Ltd.	2.5
Shenzhou International Group Hldgs. Ltd.	2.4
Mellanox Technologies Ltd.	2.4
Vericel Corp.	2.3
Vicor Corp.	2.1
Other Holdings	69.7
100.0

Top Industries (%)
Textiles, Apparel & Luxury Goods	9.5
Machinery	7.9
Biotechnology	7.4
Software	7.1
Semiconduct & Semi Equip	6.4
Health Care Provider & Services	5.6
Health Care Equipment & Supplies	4.8
Food Products	4.0
Energy Equipment & Services	4.0
IT Services	4.0
Other Industries	39.3
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Oberweis China Opportunities Fund

At December 31, 2018

Asset Allocation (%)
Equities	86.3
Other Assets less Liabilities	13.7
100.0

Top Holdings (%)
Alibaba Group Hldg. Ltd. ADS	6.5
Tencent Hldgs. Ltd.	5.1
Shenzhou International Group Hldgs. Ltd.	3.8
Shanghai International Airport Co. Ltd.	3.0
China Tower Corp. Ltd.	2.8
Kweichow Moutai Co. Ltd.	2.6
Chongqing Zhifei Biological Products Co. Ltd.	2.5
CSPC Pharmaceuticals Group Ltd.	2.4
China Resources Power Hldgs. Co. Ltd.	2.4
Kunlun Energy Co. Ltd.	2.4
Other Holdings	66.5
100.0

Top Industries (%)
Internet Software & Services	16.8
Textiles, Apparel & Luxury Goods	8.2
Independent Power Producers & Energy Traders	5.8
Real Estate Management & Development	5.2
Diversified Consumer Services	5.2
Biotechnology	5.1
Beverages	3.9
Electronic Equipment, Instruments & Components	3.3
Transportation Infrastructure	3.0
Diversified Telecommunication Services	2.8
Other Industries	40.7
100.0

Oberweis International Opportunities Fund

At December 31, 2018

Asset Allocation (%)
Equities	100.9
Other Liabilities less Assets	(0.9)
100.0

Top Holdings (%)
Burford Capital Ltd.	4.2
Evolution Mining Ltd.	3.3
Teleperformance SE	3.2
Intermediate Capital Group PLC	2.6
ASR Nederland NV	2.5
Parkland Fuel Corp.	2.3
Fancl Corp.	2.3
Systena Corp.	2.2
Afterpay Touch Group Ltd.	2.0
Evolution Gaming Group AB	2.0
Other Holdings	73.4
100.0

Top Industries (%)
Software	12.7
Capital Markets	8.3
IT Services	7.9
Professional Services	7.5
Food Products	4.5
Oil, Gas & consumable Fuels	4.2
Commercial Services & Supply	4.2
Metals & Mining	4.0
Machinery	3.9
Textiles, Apparel & Luxury Goods	3.1
Other Industries	39.7
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Oberweis Emerging Markets Fund

At December 31, 2018

Asset Allocation (%)
Equities	99.8
Other Assets less Liabilities	0.2
100.0

Top Holdings (%)
Tci Co. Ltd.	2.3
PT Indofood Sukses Makmur Tbk	2.2
PT Mitra Adiperkasa Tbk	2.2
Kingdee International Software Group Co. Ltd.	2.2
Cj Logistics Corp.	2.2
Douzon Bizon Co. Ltd.	2.2
Colgate-Palmolive India Ltd.	2.2
Zhejiang Sanhua Intelligent Controls Co. Ltd.	2.2
PT Ace Hardware Indonesia Tbk	2.2
Nissin Foods Co. Ltd.	2.1
Other Holdings	78.0
100.0

Top Industries (%)
Food Products	8.2
Machinery	6.8
Hotels, Restaurants & Leisure	5.7
Pharmaceuticals	5.6
Personal Products	5.5
Semiconduct & Semi Equip	4.9
Software	4.4
Food & Staples Retailing	4.2
Information Technology Services	3.9
Electronic Equipment, Instruments & Components	3.5
Other Industries	47.3
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)		EXPENSE RATIO[3] (%)
OBMCX	(12.30)	6.53	14.75	9.46		1.55
OMCIX [4]	(12.07)	6.80	15.04	9.74		1.32
Russell 2000 Growth	(9.31)	5.13	13.52	6.43
Russell Microcap Growth	(14.18)	1.41	12.04	N/A	[5]

Growth of a $10,000 Investment (from January 1, 1996 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell indices are unmanaged and are not available for investment.

2 Since Inception returns are from commencement of operations on 01/01/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers or expense reimbursement was 1.57% and 1.33% for the Investor Class and Institutional Class, respectively.

4 The Institutional share class (OMCIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The Russell Microcap Growth Index began on July 3, 2000, and the line graph for the Index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBSOX	(7.23)	4.47	14.94	6.34	1.55
OBSIX [4]	(7.05)	4.73	15.23	6.61	1.30
Russell 2000 Growth	(9.31)	5.13	13.52	6.27
Russell 2000	(11.01)	4.41	11.97	7.79

Growth of a $10,000 Investment (from September 15, 1996 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.

2 Since Inception returns are from commencement of operations on 09/15/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers or expense reimbursement was 2.13% and 1.88% for the Investor Class and Institutional Class, respectively.

4 The Institutional share class (OBSIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	1 YR (%)	5 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBVLX	(16.45)	1.59	8.81	1.29
OBIVX [4]	(16.58)	1.56	8.79	1.55
Russell 2000 Value	(12.86)	3.61	9.17

Growth of a $10,000 Investment (from September 30, 2010 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Value Index is a market capitalization-weighted index of value oriented stocks of U.S. domiciled companies that are included in the Russell 2000 index. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values. The Russell indices are unmanaged and are not available for investment.

2 Since Inception returns are from commencement of operations on 9/30/10 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers or expense reimbursement was 1.29% and 1.57% for Institutional and Investor Class, respectively.

4 The Investor Class (OBIVX) began on May 1, 2018, returns of prior periods represent synthetic returns.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)		EXPENSE RATIO[3] (%)
OBEGX	(25.66)	(0.41)	10.95	7.76		1.50
OBGIX [4]	(25.48)	(0.17)	11.22	8.03		1.25
MSCI ACWI Small-Cap	(14.39)	3.56	11.81	N/A	[5]

Growth of a $10,000 Investment (from January 7, 1987 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. A sales load of 4% was charged on the Oberweis Global Opportunities Fund until 12/31/91 and is not reflected in the total return figures or graph above.

2 Since Inception returns are from commencement of operations on 01/07/87 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers or expense reimbursement was 1.52% and 1.28% for Investor Class and Institutional Class, respectively.

4 The Institutional share class (OBGIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The MSCI ACWI Small-Cap Index began on May 31, 1994, and the line graph for the index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)		EXPENSE RATIO[3] (%)
OBCHX	(26.01)	(0.92)	12.49	10.15		1.86
OCHIX[4]	(25.85)	(0.70)	12.76	10.42		1.61
MSCI China Small Cap Growth	(20.86)	(4.00)	7.31	8.25
MSCI Zhong Hua Small Cap Growth	(23.26)	(7.38)	7.14	N/A	[5]
MSCI China Net[6]	(18.88)	4.65	8.26	9.42

Growth of a $10,000 Investment (from October 1, 2005 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI China Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the small cap growth equity market performance in China excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI Zhong Hua Small Cap Growth Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding China A shares, with minimum dividends reinvested net of withholding tax.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted Index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 10/01/05 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers or expense reimbursement was 1.91% and 1.65% for Investor Class and Institutional Class, respectively.

4 The Institutional share class (OCHIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The MSCI Zhong Hua Small Cap Growth Index began on May 31, 2007, and the line graph for the Index begins at the same value as the Fund on that date.

6 The MSCI China Net Index is replacing the MSCI China Small Cap Growth Index and the MSCI Zhang Hua Small Cap Growth Index. OAM believes the MSCI China Net Index is a more appropriate benchmark index given the China Opportunities Fund’s investment strategy of investing in China and Hong Kong.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIOX	(24.73)	1.97	15.10	7.13	1.60
MSCI World ex-US Small Cap Growth	(17.78)	3.10	10.46	3.00

Growth of a $10,000 Investment (from February 1, 2007 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 02/01/07 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers or expense reimbursement was 1.77%.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBEMX	(21.10)	1.75
OIEMX	(21.00)	1.50
MSCI EM Small-Cap	(18.64)

Growth of a $10,000 Investment (from May 1, 2018 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The MSCI EM Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that measures the performance of Small-Cap stocks in 24 emerging markets.

2 Since Inception returns are from commencement of operations on 05/01/2018 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers or expense reimbursement was 3.99% and 3.74% for Investor Class and Institutional Class, respectively.

OBERWEIS MICRO-CAP FUND

Schedule of Investments December 31, 2018

	SHARES	VALUE
Equities – 100.8%
AEROSPACE – 0.7%
Ducommun, Inc.*	13,800	$501,216
AIR TRANSPORT – 3.6%
Mesa Air Group, Inc.*	168,800	1,301,448
SkyWest, Inc.	25,400	1,129,538
		2,430,986
ALTERNATIVE ENERGY – 2.1%
Ameresco, Inc.*	99,908	1,408,703
BANKS – DIVERSIFIED – 2.1%
CenterState Bank Corp.	18,000	378,720
Enterprise Financial Services Corp.	15,300	575,739
Southern National Bancorp of Virginia, Inc.	36,800	486,496
		1,440,955
BIOTECHNOLOGY – 7.3%
Arena Pharmaceuticals, Inc.*	9,100	354,445
Champions Oncology, Inc.*	37,233	290,790
Veracyte, Inc.*	119,200	1,499,536
Vericel Corp.*	144,900	2,521,260
Xencor, Inc.*	8,100	292,896
		4,958,927
BUILDING MATERIALS – 1.4%
PGT Innovations, Inc.*	59,800	947,830
CASINOS & GAMBLING – 2.0%
Eldorado Resorts, Inc.*	36,500	1,321,665
COMMERCIAL FINANCE & MORTGAGE CO. – 0.8%
On Deck Capital, Inc.*	91,000	536,900
COMMUNICATIONS TECHNOLOGY – 5.0%
Comtech Telecommunications Corp.	61,100	1,487,174
Quantenna Communications, Inc.*	104,800	1,503,880
Ribbon Communications, Inc.*	85,300	411,146
		3,402,200
COMPUTER SERVICES SOFTWARE & SYSTEMS – 8.1%
Blucora, Inc.*	38,200	1,017,648
Carbonite, Inc.*	45,700	1,154,382
MobileIron, Inc.*	260,900	1,197,531
OneSpan, Inc.*	67,500	874,125
Upland Software, Inc.*	45,800	1,244,844
		5,488,530
CONSUMER SERVICES – MISCELLANEOUS – 1.3%
Care.com, Inc.*	45,100	870,881

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
DIVERSIFIED MANUFACTURING OPERATIONS – 3.1%
Bandwidth, Inc.*	34,500	$1,405,875
Harsco Corp.*	34,700	689,142
		2,095,017
DIVERSIFIED MATERIALS & PROCESSING – 0.9%
Synalloy Corp.	35,000	580,650
EDUCATION SERVICES – 8.7%
Bridgepoint Education, Inc.*	200,000	1,402,000
Career Education Corp.*	137,359	1,568,640
K12, Inc.*	63,468	1,573,372
Rosetta Stone, Inc.*	82,700	1,356,280
		5,900,292
ELECTRONIC COMPONENTS – 1.3%
KEMET Corp.	50,900	892,786
FINANCIAL DATA & SYSTEMS – 1.5%
Cardtronics PLC.*	40,000	1,040,000
HEALTHCARE SERVICES – 4.0%
LHC Group, Inc.*	19,960	1,873,845
NextGen Healthcare, Inc.*	56,500	855,975
		2,729,820
INSURANCE: MULTI-LINE – 1.1%
eHealth, Inc.*	20,000	768,400
LEISURE TIME – 1.1%
Clarus Corp.*	70,500	713,460
LUXURY ITEMS – 0.8%
Movado Group, Inc.	17,400	550,188
MACHINERY – INDUSTRIAL – 1.8%
Columbus McKinnon Corp.	16,500	497,310
Twin Disc, Inc.*	46,500	685,875
		1,183,185
MACHINERY – SPECIALTY – 1.2%
Hurco Cos., Inc.	22,000	785,400
MANUFACTURED HOUSING – 1.1%
Skyline Corp.	51,703	759,517
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 5.7%
Atricure, Inc.*	57,600	1,762,560
CryoLife, Inc.*	36,044	1,022,929
Staar Surgical Co.*	34,300	1,094,513
		3,880,002

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
MEDICAL EQUIPMENT – 5.8%
CareDx, Inc.*	52,300	$1,314,822
Tactile Systems Technology, Inc.*	21,400	974,770
Tandem Diabetes Care, Inc.*	42,600	1,617,522
		3,907,114
MEDICAL SERVICES – 1.2%
NeoGenomics, Inc.*	64,700	815,867
METAL FABRICATING – 3.2%
DMC Global, Inc.	43,300	1,520,696
Northwest Pipe Co.*	27,300	635,817
		2,156,513
OIL WELL EQUIPMENT & SERVICES – 1.6%
Solaris Oilfield Infrastructure, Inc.	88,800	1,073,592
POWER TRANSMISSION EQUIPMENT – 3.2%
Vicor Corp.*	56,530	2,136,269
PRODUCER DURABLES – MISCELLANEOUS – 0.8%
Park-Ohio Hldgs. Corp.	18,200	558,558
RECREATIONAL VEHICLES & BOATS – 3.7%
Malibu Boats, Inc.*	36,778	1,279,874
MasterCraft Boat Hldgs., Inc.*	65,900	1,232,330
		2,512,204
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 1.3%
Allied Motion Technologies, Inc.	20,100	898,269
SCIENTIFIC INSTRUMENTS – GAUGES & METERS – 1.9%
Vishay Precision Group, Inc.*	41,700	1,260,591
SCIENTIFIC INSTRUMENTS – POLLUTION CONTROL – 0.7%
Heritage-Crystal Clean, Inc.*	21,101	485,534
SEMICONDUCTORS & COMPONENTS – 2.1%
Camtek Ltd.	100,800	682,416
Pixelworks, Inc.*	252,600	732,540
		1,414,956
SPECIALTY RETAIL – 2.0%
Citi Trends, Inc.	39,300	801,327
Stein Mart, Inc.*	500,000	535,000
		1,336,327
STEEL – 0.6%
Universal Stainless & Alloy Products, Inc.*	25,200	408,492

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
TELECOMMUNICATIONS EQUIPMENT – 5.1%
AudioCodes Ltd.*	79,800	$788,424
Knowles Corp.*	97,800	1,301,718
Vocera Communications, Inc.*	33,314	1,310,906
		3,401,048
TOBACCO – 0.9%
Pyxus International, Inc.*	44,700	530,140
Total Equities
(Cost: $69,950,276)		$68,082,984
Total Investments – 100.8%
(Cost: $69,950,276)		$68,082,984
Other Liabilities Less Assets – (0.8%)		(543,493)
Net Assets – 100%		$67,539,491

Cost of investments is $70,012,469 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$8,684,717
Gross unrealized depreciation	(10,614,202)
Net unrealized depreciation	$(1,929,485)

* Non-income producing security during the year ended December 31, 2018

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments December 31, 2018

	SHARES	VALUE
Equities – 100.1%
AIR TRANSPORT – 3.4%
Mesa Air Group, Inc.*	16,600	$127,986
SkyWest, Inc.	4,600	204,562
		332,548
BACK OFFICE SUPPORT – 4.0%
Huron Consulting Group, Inc.*	2,100	107,751
Insperity, Inc.	1,600	149,376
Trinet Group, Inc.*	3,300	138,435
		395,562
BANKS – DIVERSIFIED – 3.1%
Banner Corp.*	1,800	96,264
Enterprise Financial Services Corp.	1,800	67,734
First Merchants Corp.	1,600	54,832
Peoples Bancorp, Inc.	3,000	90,300
		309,130
BIOTECHNOLOGY – 3.3%
Fibrogen, Inc.*	800	37,024
Ligand Pharmaceuticals, Inc.*	800	108,560
Vericel Corp.*	10,100	175,740
		321,324
BUILDING – CLIMATE CONTROL – 0.8%
Comfort Systems USA, Inc.	1,900	82,992
BUILDING MATERIALS – 2.4%
Trex Co., Inc.*	3,900	231,504
CHEMICALS-DIVERSIFIED – 1.5%
Ingevity Corp.*	1,800	150,642
COMMERCIAL SERVICES – RENTAL & LEASING – 1.0%
McGrath RentCorp	1,900	97,812
COMMERCIAL VEHICLES & PARTS – 1.4%
Oshkosh Corp.	2,200	134,882
COMMUNICATIONS TECHNOLOGY – 1.4%
Comtech Telecommunications Corp.	5,700	138,738
COMPUTER SERVICES SOFTWARE & SYSTEMS – 9.2%
Blucora, Inc.*	3,300	87,912
Carbonite, Inc.*	3,100	78,306
Cornerstone OnDemand, Inc.*	3,600	181,548
CyberArk Software Ltd.*	2,500	185,350
Envestnet, Inc.*	2,700	132,813
SPS Commerce, Inc.*	1,200	98,856
Upland Software, Inc.*	5,100	138,618
		903,403

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
CONSTRUCTION – 0.8%
EMCOR Group, Inc.*	1,300	$77,597
CONSUMER LENDING – 1.2%
Enova International, Inc.*	5,900	114,814
CONSUMER SERVICES – MISCELLANEOUS – 2.0%
Care.com, Inc.*	10,300	198,893
DIVERSIFIED MATERIALS & PROCESSING – 1.6%
Cabot Microelectronics Corp.	1,600	152,560
DIVERSIFIED METALS & MINERALS – 1.0%
Materion Corp.	2,100	94,479
DIVERSIFIED MANUFACTURING OPERATIONS – 5.6%
Bandwidth, Inc.*	4,400	179,300
Canada Goose Hldgs., Inc.*	3,600	157,392
Harsco Corp.*	6,200	123,132
ITT, Inc.	1,900	91,713
		551,537
DIVERSIFIED RETAIL – 1.9%
Etsy, Inc.*	2,700	128,439
Ollie’s Bargain Outlet Hldgs., Inc.*	900	59,859
		188,298
EDUCATION SERVICES – 1.1%
Career Education Corp.*	9,403	107,382
ELECTRONIC COMPONENTS – 0.8%
KEMET Corp.	4,400	77,176
ENVIRONMENTAL, MAINTENANCE AND SECURITY SERVICES – 0.4%
Brink’s Co.	550	35,558
FINANCIAL DATA & SYSTEMS – 4.5%
Cardtronics PLC*	7,700	200,200
Green Dot Corp.*	3,000	238,560
		438,760
HEALTHCARE SERVICES – 5.9%
Amedisys, Inc.*	700	81,977
BioTelemetry, Inc.*	2,800	167,216
HMS Hldgs. Corp.*	5,600	157,528
LHC Group, Inc.*	1,800	168,984
		575,705
HOTEL/MOTEL – 0.9%
The Marcus Corp.	2,300	90,850

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
INSURANCE – MULTI-LINE – 0.9%
National General Hldgs. Corp.	3,800	$91,998
INSURANCE – PROPERTY CASUALTY – 1.0%
NMI Hldgs., Inc.*	5,300	94,605
INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS – 0.8%
Systemax, Inc.	3,100	74,059
MANUFACTURED HOUSING – 2.5%
Cavco Industries, Inc.*	1,140	148,633
Skyline Champion Corp.*	6,500	95,485
		244,118
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 6.6%
Atricure, Inc.*	5,400	165,240
CryoLife, Inc.*	5,000	141,900
Merit Medical Systems, Inc.*	1,000	55,810
Staar Surgical Co.*	3,900	124,449
Wright Medical Group N.V.*	5,800	157,876
		645,275
MEDICAL EQUIPMENT – 5.3%
Haemonetics Corp.*	700	70,035
iRhythm Technologies, Inc.*	2,000	138,960
Tactile Systems Technology, Inc.*	2,500	113,875
Tandem Diabetes Care, Inc.*	5,100	193,647
		516,517
METAL FABRICATING – 1.7%
DMC Global, Inc.	4,901	172,123
PHARMACEUTICALS – 1.4%
Pacira Pharmaceuticals, Inc.*	3,300	141,966
POWER TRANSMISSION EQUIPMENT – 1.6%
Vicor Corp.*	4,100	154,939
PRODUCTION TECHNOLOGY EQUIPMENT – 1.0%
Novanta, Inc.*	1,600	100,800
RECREATIONAL VEHICLES & BOATS – 1.6%
Malibu Boats, Inc.*	4,500	156,600
RESTAURANTS – 1.5%
Dave & Buster’s Entertainment, Inc.	3,300	147,048
SCIENTIFIC INSTRUMENTS – CONTROL & FILTER – 0.7%
Control4 Corp.*	3,800	66,880
SCIENTIFIC INSTRUMENTS – POLLUTION CONTROL – 1.0%
Clean Harbors, Inc.*	1,900	93,765

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
SEMICONDUCTORS & COMPONENTS – 5.5%
Mellanox Technologies Ltd.*	5,000	$461,900
Monolithic Power Systems, Inc.	700	81,375
		543,275
SPECIALTY RETAIL – 2.3%
Burlington Stores, Inc.*	800	130,136
Five Below, Inc.*	900	92,088
		222,224
TECHNOLOGY – MISCELLANEOUS – 1.0%
Sanmina Corp.*	3,900	93,834
TELECOMMUNICATIONS EQUIPMENT – 1.7%
Knowles Corp.*	13,500	179,685
TEXTILES APPAREL & SHOES – 2.2%
Deckers Outdoor Corp.*	1,800	230,310
UTILITIES – TELECOMMUNICATIONS – 0.6%
Vonage Hldgs. Corp.*	8,400	73,332
Total Equities (Cost: $10,059,995)		$9,845,499
Total Investments – 100.1%
(Cost: $10,059,995)		$9,845,499
Other Liabilities Less Assets – (0.1%)		(8,024)
Net Assets – 100%		$9,837,475

Cost of investments is $10,095,461 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$789,245
Gross unrealized depreciation	(1,039,207)
Net unrealized depreciation	$(249,962)

* Non-income producing security during the year ended December 31, 2018

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND

Schedule of Investments December 31, 2018

	SHARES	VALUE
Equities – 88.2%
AEROSPACE – 1.5%
Triumph Group, Inc.	35,320	$406,180
AIR TRANSPORT – 1.8%
Hawaiian Hldgs., Inc.	13,200	348,612
Spirit Airlines, Inc.*	2,300	133,216
		481,828
ALUMINUM – 0.8%
Kaiser Aluminum Corp.	2,380	212,510
AUTO PARTS – 2.4%
Dana, Inc.	10,700	145,841
Tenneco, Inc.	8,400	230,076
Tower International, Inc.	11,890	282,982
		658,899
BACK OFFICE SUPPORT – 0.5%
Korn/Ferry International	3,760	148,670
BANKS – DIVERSIFIED – 13.6%
Associated Banc-Corp	34,540	683,547
Central Pacific Financial Corp.	24,180	588,783
First Commonwealth Financial Corp.	31,800	384,144
Hancock Whitney Corp.	11,175	387,214
Hope Bancorp, Inc.*	25,500	302,430
Old National Bancorp	47,100	725,340
Simmons First National Corp.	25,768	621,782
		3,693,240
BANKS-SAVINGS/THRIFTS & MORTGAGE LENDING – 3.2%
Flushing Financial Corp.	14,700	316,491
Oritani Financial Corp.	36,500	538,375
		854,866
BIOTECHNOLOGY – 0.5%
Myriad Genetics, Inc.*	5,130	149,129
CHEMICALS – DIVERSIFIED – 0.6%
Huntsman Corp.	7,800	150,462
COMMERCIAL FINANCE & MORTGAGE – 0.3%
Walker & Dunlop, Inc.	2,166	93,680
COMMERCIAL VEHICLES & PARTS – 2.4%
Oshkosh Corp.	7,710	472,700
Wabash National Corp.	13,900	181,812
		654,512

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
COMMUNICATIONS TECHNOLOGY – 1.6%
Netgear, Inc.*	7,100	$369,413
Plantronics, Inc.*	1,600	52,960
		422,373
COMPUTER SERVICES SOFTWARE & SYSTEMS – 5.6%
Caci International, Inc.*	1,800	259,254
SYNNEX Corp.*	1,700	137,428
Tivo Corp.	54,961	517,183
Verint Systems, Inc.*	14,280	604,187
		1,518,052
COMPUTER TECHNOLOGY – 1.3%
Synaptics, Inc.*	9,300	346,053
CONSUMER SERVICES MISCELLANEOUS – 0.6%
Cars.com, Inc.*	7,300	156,950
CONTAINERS & PACKAGING – 0.4%
Bemis Co., Inc.	2,130	97,767
DIVERSIFIED FINANCIAL SERVICES – 0.8%
Stifel Financial Corp.	5,150	213,313
DIVERSIFIED MANUFACTURING OPERATIONS – 0.5%
Federal Signal Corp.	6,780	134,922
DIVERSIFIED RETAIL – 0.5%
Big Lots, Inc.	4,500	130,140
DRUG & GROCERY STORE CHAINS – 1.4%
Spartannash Co.	14,423	247,787
Weis Markets, Inc.	2,560	122,317
		370,104
ENGINEERING & CONTRACTING SERVICES – 3.4%
Mas tec, Inc.*	14,400	584,064
Tetra Tech, Inc.	6,480	335,470
		919,534
ENTERTAINMENT – 0.9%
AMC Entertainment Hldgs., Inc.	20,100	246,828
FINANCIAL DATA & SYSTEMS – 0.9%
Corelogic, Inc.*	6,900	230,598
FOODS – 1.1%
B&G Foods, Inc.	9,900	286,209

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
HEALTHCARE SERVICES – 1.9%
Ensign Group, Inc.	9,240	$358,420
MEDNAX, Inc.*	4,800	158,400
		516,820
INSURANCE – LIFE – 1.6%
CNO Financial Group, Inc.	28,830	428,990
INSURANCE – PROPERTY-CASUALTY – 4.6%
Heritage Insurance Hldgs., Inc.	22,193	326,681
Proassurance Corp.	12,968	525,982
Radian Group, Inc.	23,700	387,732
		1,240,395
MACHINERY – AGRICULTURAL – 1.7%
Agco Corp.	8,250	459,278
MACHINERY – CONSTRUCTION & HANDLING – 1.1%
Hyster-Yale Materials Handling, Inc.	4,900	303,604
MEDICAL EQUIPMENT – 1.5%
Bruker Corp.	13,560	403,681
METAL FABRICATING – 3.0%
Timken Co.	11,200	417,984
Worthington Industries, Inc.	11,500	400,660
		818,644
METALS & MINERALS – DIVERSIFIED – 0.3%
U.S. Silica Hldgs. Inc.	8,456	86,082
OIL CRUDE PRODUCER – 2.7%
CNX Resources Corp.*	30,067	343,365
Gulfport Energy Corp.*	40,900	267,895
W&T Offshore, Inc.*	32,600	134,312
		745,572
OIL WELL EQUIPMENT & SERVICES – 0.6%
Oil States International, Inc.*	11,045	157,723
RECREATIONAL VEHICLES & BOATS – 0.5%
Winnebago Industries, Inc.*	5,100	123,471
RESTAURANTS – 1.3%
Cheesecake Factory, Inc.	8,060	350,691
SEMICONDUCTORS & COMPONENTS – 2.0%
Vishay Intertechnology, Inc.	30,600	551,106
SHIPPING – 1.4%
Matson, Inc.	11,780	377,196

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
SPECIALTY RETAIL – 4.8%
Murphy USA, Inc.*	3,810	$291,998
Penske Automotive Group, Inc.	3,490	140,717
Williams-Sonoma, Inc.	17,020	858,659
		1,291,374
STEEL – 1.3%
Carpenter Technology Corp.	10,250	365,003
TECHNOLOGY – MISCELLANEOUS – 2.2%
Benchmark Electronics, Inc.	17,900	379,122
Plexus Corp.*	4,300	219,644
		598,766
TEXTILES APPAREL & SHOES – 2.0%
Wolverine World Wide, Inc.	16,950	540,536
UTILITIES – ELECTRIAL – 2.6%
Portland General Electric Co.	15,400	706,090
UTILITIES – GAS DISTRIBUTORS – 3.5%
New Jersey Resources Corp.	10,500	479,535
Southwest Gas Hldgs., Inc.	6,450	493,425
		972,960
UTILITIES – WATER – 1.0%
American States Water Co.	4,150	278,216
Total Equities
(Cost: $25,887,683)		$23,893,017
Real Estate Investment Trusts – 13.7%
HEALTH CARE – 2.9%
National Health Investors, Inc.	3,365	254,192
Physicians Realty Trust	33,281	533,494
		787,686
LODGING & RESORT – 5.8%
Hersha Hospitality Trust	44,005	771,848
Ryman Hospitality Properties, Inc.	7,005	467,163
Xenia Hotels & Resorts, Inc.	20,200	347,440
		1,586,451
OFFICE – 1.0%
Cousins Properties, Inc.	35,265	278,594
OTHER SPECIALTY – 0.6%
Geo Group, Inc.	8,200	161,540
RESIDENTIAL – 0.7%
Dynex Capital, Inc.	31,745	181,580

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2018

	SHARES	VALUE
RETAIL – 1.2%
Tanger Factory Outlet Centers, Inc.	16,400	$331,607
STORAGE – 1.5%
Life Storage, Inc.	4,515	419,849
Total Real Estate Investment Trusts (Cost: $3,863,914)		$3,747,307
Total Investments – 101.9% (Cost: $29,751,597)		$27,640,324
Other Liabilities Less Assets – (1.9%)		(518,854)
Net Assets – 100%		$27,121,470

Cost of Investments is $29,828,529 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$1,690,504
Gross unrealized depreciation	(3,878,709)
Net unrealized depreciation	$(2,188,205)

* Non-income producing security during the year ended December 31, 2018

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND

Schedule Of Investments(a) December 31, 2018

	SHARES	VALUE
Equities – 98.2%
AUSTRALIA – 1.3%
Afterpay Touch Group Ltd.*	55,300	$483,702
CANADA – 2.0%
Canada Goose Hldgs., Inc.*	9,400	410,968
TFI International, Inc.	13,200	341,313
		752,281
CHINA – 14.2%
58.com, Inc.*	7,600	411,996
Anton Oilfied Services Group*	5,992,000	597,096
Baozun, Inc.*	13,400	391,414
Chongqing Zhifei Biological Products Co. Ltd.*	166,000	936,449
CRRC Corp. Ltd.*	980,000	955,746
CSPC Pharmaceutical Group Ltd.*	410,000	588,545
Health & Happiness International Hldgs. Ltd.*	100,000	573,491
Shenzhou International Group Hldgs. Ltd.*	80,000	909,268
		5,364,005
DENMARK – 1.2%
SimCorp A/S*	6,500	445,778
FRANCE – 3.2%
Edenred*	13,500	497,186
Teleperformance SE*	4,500	719,857
		1,217,043
GERMANY – 4.0%
Aixtron SE*	40,000	387,764
Puma SE*	1,300	635,999
S&T AG	26,000	470,592
		1,494,355
HONG KONG – 1.3%
Nissin Foods Co. Ltd.	1,109,000	509,215
ISRAEL – 3.7%
CyberArk Software Ltd.*	6,400	474,496
Mellanox Technologies Ltd.*	9,800	905,324
		1,379,820
JAPAN – 5.3%
Fancl Corp.	22,000	561,292
Net One Systems Co. Ltd.	28,000	493,891
Outsourcing, Inc.	40,000	382,569
Systena Corp.*	50,000	576,382
		2,014,134

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule Of Investments(a) December 31, 2018

	SHARES	VALUE
NETHERLANDS – 0.8%
AMG Advanced Metallurgical Group N.V.	9,600	$309,746
NORWAY – 2.4%
Flex LNG Ltd.*	250,000	358,960
Petroleum Geo-Services Co. ASA*	140,000	191,491
Subsea 7 SA*	36,400	354,702
		905,153
SWEDEN – 7.2%
Betsson AB*	64,100	530,176
Evolution Gaming Group AB	8,200	473,467
Fortnox AB	86,350	650,816
MIPS AB*	35,000	429,857
THQ Nordic AB*	26,000	425,477
Vitrolife AB*	13,500	225,517
		2,735,310
SWITZERLAND – 1.1%
Logitech International S.A.	13,200	416,969
UNITED KINGDOM – 2.3%
Fevertree Drinks PLC	15,000	420,585
Nomad Foods Ltd.*	25,830	431,878
		852,463
UNITED STATES OF AMERICA – 48.2%
Atricure, Inc.*	14,000	428,400
Benchmark Electronics, Inc.	20,000	423,600
Bio Telemetry, Inc.*	23,100	1,379,532
Blucora, Inc.*	16,900	450,216
Burlington Stores, Inc.*	3,200	520,544
Carbonite, Inc.*	21,200	535,512
Deckers Outdoor Corp.*	12,800	1,637,760
Diamondback Energy, Inc.	5,400	500,580
DMC Global, Inc.	57,700	2,026,424
Green Dot Corp.*	8,400	667,968
Gulfport Energy Corp.*	50,000	327,500
Haemonetics Corp.*	4,000	400,200
HMS Hldgs.Corp.*	24,300	683,559
Lhc Group, Inc.*	8,000	751,040
Ligand Pharmaceuticals, Inc.*	5,700	773,490
Malibu Boats, Inc.*	13,100	455,880
MobileIron, Inc.*	118,800	545,292
Monolithic Power Systems, Inc.	5,900	685,875
PGT Innovations, Inc.*	30,000	475,500
Skyline Champion Corp.*	27,800	408,382
SkyWest, Inc.	9,100	404,677
Synaptics, Inc.*	12,000	446,520
Tandem Diabetes Care, Inc.*	26,500	1,006,205

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule Of Investments(a) December 31, 2018

	SHARES	VALUE
Trex Co., Inc.*	10,200	$605,472
Vericel Corp.*	50,000	869,999
Vicor Corp.*	21,300	804,926
		18,215,053
Total Equities (Cost: $40,805,103)		$37,095,027
Total Investments – 98.2% (Cost: $40,805,103)		$37,095,027
Other Assets Less Liabilities – 1.8%		688,586
Net Assets – 100%		$37,783,613

Cost of investments is $41,134,081 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$2,285,287
Gross unrealized depreciation	(6,324,341)
Net unrealized depreciation	$(4,039,054)

(a) Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees (See Note 2)

* Non-income producing security during the year ended December 31, 2018

SECTOR ALLOCATIONS (As a percentage of Net Assets) (Unaudited)

Communication Services	2.2%
Consumer Discretionary	18.1%
Consumer Staples	6.6%
Energy	6.2%
Financials	3.0%
Health Care	21.2%
Industrials	19.1%
Information Technology	21.0%
Materials	0.8%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
Equities – 86.3%
BEVERAGES – 3.9%
China Resources Beer Hldgs. Co. Ltd.	250,000	$873,188
Kweichow Moutai Co. Ltd.	21,975	1,898,172
		2,771,360
BIOTECHNOLOGY – 5.1%
Chongqing Zhifei Biological Products Co. Ltd.	319,932	1,804,820
Hualan Biological Engineering, Inc.*	289,895	1,388,538
Shanghai Haohai Biological Technology Co. Ltd.	90,000	449,397
		3,642,755
CAPITAL MARKETS – 1.2%
Hong Kong Exchanges & Clearing Ltd.*	30,000	868,144
COMMERCIAL SERVICE & SUPPLY – 1.7%
A-Living Services Co. Ltd.*	900,000	1,220,612
CONSTRUCTION MATERIALS – 1.8%
China Resources Cement Hldgs. Ltd.	1,400,000	1,260,456
DIVERSIFIED CONSUMER SERVICES – 5.2%
China New Higher Education Group Ltd.	2,500,000	1,091,884
New Oriental Education & Technology Group, Inc. ADS*	24,000	1,315,440
TAL Education Group ADS*	50,000	1,334,000
		3,741,324
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.8%
China Tower Corp. Ltd.*	10,500,000	1,984,548
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.3%
Henan Pinggao Electric Co. Ltd.*	1,099,982	1,299,769
Sunny Optical Technology Group Co. Ltd.	120,000	1,066,599
		2,366,368
ENERGY EQUIPMENT & SERVICES – 1.7%
Anton Oilfield Services Group*	8,500,000	846,689
SPT Energy Group Inc.*	6,500,000	394,292
		1,240,981
ENTERTAINMENT – 2.3%
NetEase, Inc.	7,000	1,647,590
Tencent Music Entertainment Group.*	1,000	13,220
		1,660,810
FOOD PRODUCTS – 1.7%
Health & Happiness International Hldgs. Ltd.*	220,000	1,255,859

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
HEALTH CARE EQUIPMENT & SUPPLIES – 1.2%
Shandong Weigao Group Medical Polymer Co. Ltd.	1,100,000	$890,620
HOTELS, RESTAURANTS & LEISURE – 1.7%
China International Travel Service Corp. Ltd.	139,907	1,228,609
HOUSEHOLD DURABLES – 0.6%
Gree Electric Appliances, Inc. of Zhuhai*	79,921	417,271
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 5.8%
Canvest Environmental Protection Group Co. Ltd.	900,000	473,533
China Everbright Greentech Ltd.	1,200,000	853,585
China Longyuan Power Group Corp. Ltd.	1,600,000	1,089,075
China Resources Power Hldgs. Co. Ltd.*	900,000	1,730,924
		4,147,117
INSURANCE – 1.5%
China Taiping Insurance Hldgs. Co. Ltd.	400,000	1,098,270
INTERNET SOFTWARE & SERVICES – 16.8%
21Vianet Group, Inc.*	110,000	950,400
Alibaba Group Hldg. Ltd. ADS*	34,000	4,660,380
Autohome, Inc.*	9,000	704,070
Baozun, Inc.*	40,000	1,168,400
Momo, Inc.*	40,000	950,000
Tencent Hldgs. Ltd.	91,000	3,649,065
		12,082,315
INFORMATION TECHNOLOGY SERVICES – 0.5%
GDS Hldgs. Ltd.*	15,000	346,350
MACHINERY – 2.3%
CRRC Corp. Ltd.*	1,700,000	1,658,642
METALS & MINING – 1.2%
Maanshan Iron & Steel Co. Ltd.*	2,000,000	881,170
OIL, GAS & CONSUMABLE FUELS – 2.4%
Kunlun Energy Co. Ltd.*	1,600,000	1,695,933
PHARMACEUTICALS – 2.4%
CSPC Pharmaceuticals Group Ltd.	1,200,000	1,731,690
REAL ESTATE MANAGEMENT & DEVELOPMENT – 5.2%
China Jinmao Hldgs. Group Ltd.	3,400,000	1,528,383
China Overseas Property Hldgs. Ltd.	1,500,000	438,669
China Resources Land Ltd.*	250,000	960,986
Sunac China Hldgs. Ltd.*	250,000	814,124
		3,742,162

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
SOFTWARE – 1.1%
Kingdee International Software Group Co. Ltd.	900,000	$795,352
TEXTILES, APPAREL & LUXURY GOODS – 8.2%
ANTA Sports Products Ltd.	290,000	1,390,652
JNBY Design Ltd.	750,000	1,051,657
Li Ning Co. Ltd.*	700,000	750,909
Shenzhou International Group Hldgs. Ltd.	240,000	2,720,132
		5,913,350
TRANSPORTATION INFRASTRUCTURE – 3.0%
Shanghai International Airport Co. Ltd.	289,960	2,148,508
UTILITIES – GAS – 1.7%
ENN Energy Hldgs. Ltd.	140,000	1,241,682
Total Equities
(Cost: $58,449,936)		$62,032,258
Total Investments – 86.3%
(Cost: $58,449,936)		$62,032,258
Other Assets Less Liabilities – 13.7%		9,809,393
Net Assets – 100%		$71,841,651

Cost of investments is $58,878,260 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$9,925,226
Gross unrealized depreciation	(6,771,228)
Net unrealized appreciation	$3,153,998

* Non-income producing security during the year ended December 31, 2018

ADS — American depositary share

(a) Certain securities were fair valued under the discretion of the Board of Trustees (See Note 2).

COUNTRY ALLOCATION (As a percentage of Net Assets) (Unaudited)

China (Includes the People’s Republic of China and Hong Kong)	86.3%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
Equities – 100.9%
AUSTRALIA – 11.8%
Afterpay Touch Group Ltd.*	1,133,200	$9,911,948
ALS Ltd.	1,169,700	5,588,576
Altium Ltd.	535,700	8,199,364
Evolution Mining Ltd.	6,292,100	16,367,969
nearmap Ltd.*	3,594,600	3,801,445
NEXTDC Ltd.*	2,151,160	9,268,109
WiseTech Global Ltd.	492,600	5,872,550
		59,009,961
BELGIUM – 1.2%
Argenx SE*	61,800	5,937,126
CANADA – 11.4%
Air Canada*	385,500	7,330,486
ATS Automation Tooling Systems, Inc.*	473,700	4,993,073
Canada Goose Hldgs., Inc.*	180,700	7,900,204
Colliers International Group, Inc.	83,300	4,593,947
Gibson Energy, Inc.	463,100	6,336,587
Martinrea International, Inc.	313,900	2,497,036
Parex Resources, Inc.*	257,847	3,088,045
Parkland Fuel Corp.	452,200	11,705,793
TFI International, Inc.	319,500	8,261,317
		56,706,488
CHINA – 6.8%
AK Medical Hldgs. Ltd.*	4,754,000	2,628,800
BOC Aviation Ltd.	275,800	2,035,063
Health & Happiness International Hldgs. Ltd.*	1,046,000	5,998,714
Kingdee International Software Group Co. Ltd.	7,232,000	6,393,770
SSY Group Ltd.	4,956,000	3,677,332
Wuxi Biologics Cayman, Inc.*	944,400	6,033,366
Yihai International Hldg. Ltd.*	2,901,000	7,061,391
		33,828,436
DENMARK – 3.4%
GN Store Nord A/S*	61,800	2,315,586
Netcompany Group A/S*	203,500	6,881,751
SimCorp A/S*	110,300	7,564,513
		16,761,850
FRANCE – 5.1%
Edenred*	263,200	9,693,287
Teleperformance SE	98,200	15,708,872
		25,402,159

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
GERMANY – 6.3%
AIXTRON SE*	411,100	$3,985,240
Aurelius Equity Opportunities SE	203,923	7,414,405
Bechtle AG*	27,800	2,165,457
MorphoSys AG*	50,200	5,124,950
Puma SE	15,492	7,579,152
S&T AG	282,700	5,116,779
		31,385,983
HONG KONG – 0.1%
PC Partner Group Ltd.	2,708,000	602,258
IRELAND – 1.1%
Kingspan Group PLC	126,800	5,435,533
ISRAEL – 0.8%
Attunity Ltd.*	211,700	4,166,256
JAPAN – 19.2%
Aruhi Corp.	352,100	6,384,837
Daifuku Co. Ltd.*	154,800	7,018,712
Fancl Corp.	441,000	11,251,347
Fuji Soft, Inc.	214,100	8,108,364
Japan Investment Adviser Co. Ltd.	280,800	7,897,098
Jeol Ltd.	232,100	3,481,788
Kamakura Shinsho Ltd.*	295,800	3,774,037
Krosaki Harima Corp.	82,500	4,970,378
Kusuri no Aoki Hldgs. Co. Ltd.	138,800	8,767,441
Maruwa Co. Ltd.	114,200	5,840,287
Net One Systems Co. Ltd.	516,900	9,117,587
NGK Spark Plug Co. Ltd.	110,600	2,189,319
Outsourcing, Inc.	624,200	5,969,982
Systena Corp.	953,600	10,992,764
		95,763,941
NETHERLANDS – 4.9%
AMG Advanced Metallurgical Group NV	110,800	3,574,988
ASM International NV*	94,300	3,888,071
ASR Nederland NV	318,000	12,582,788
BE Semiconductor Industries NV*	173,200	3,651,051
Elastic NV*	8,600	614,728
		24,311,626
NORWAY – 2.2%
BW Offshore Ltd.*	680,700	2,487,545
Subsea 7 SA	202,248	1,970,817
Tomra Systems ASA*	281,800	6,346,544
		10,804,906

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
SWEDEN – 7.6%
Evolution Gaming Group AB	171,400	$9,896,612
Fabege AB*	712,700	9,525,895
Hansa Biopharma AB*	152,800	4,780,038
Securitas AB*	295,300	4,757,229
Tele2 AB	681,440	8,690,893
		37,650,667
SWITZERLAND – 1.6%
Georg Fischer AG	6,356	5,099,292
Logitech International SA	83,300	2,631,327
		7,730,619
UNITED KINGDOM – 17.4%
Burford Capital Ltd.	982,000	20,714,868
Fevertree Drinks PLC	277,391	7,777,766
Future PLC*	429,200	2,618,689
GVC Hldgs. PLC	251,731	2,160,985
Halma PLC	177,700	3,095,459
Hikma Pharmaceuticals PLC*	88,000	1,924,291
Intermediate Capital Group PLC	1,103,600	13,163,306
Just Eat PLC*	235,800	1,763,301
Keywords Studios PLC	646,900	8,829,534
Learning Technologies Group PLC	4,817,104	4,254,106
Nomad Foods Ltd.*	557,400	9,319,728
Ocado Group PLC*	250,900	2,528,826
Pagegroup PLC	1,115,344	6,406,760
Spirax-Sarco Engineering PLC	29,900	2,379,795
		86,937,414
Total Equities
(Cost: $564,058,822)		$502,435,223
Total Investments – 100.9%
(Cost: $564,058,822)		$502,435,223
Other Liabilities Less Assets – (0.9%)		(4,271,541)
Net Assets – 100%		$498,163,682

Cost of investments Is $573,417,428 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$30,165,443
Gross unrealized depreciation	(101,147,648)
Net unrealized depreciation	$(70,982,205)

(a) Certain securities were fair valued under the discretion of the Board of Trustees (See Note 2)

* Non-income producing security during the year ended December 31, 2018

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments(a) December 31, 2018

SECTOR ALLOCATIONS (As a percentage of Net Assets) (Unaudited)

Communication Services	3.0%
Consumer Discretionary	7.3%
Consumer Staples	10.1%
Energy	5.1%
Financials	13.7%
Health Care	7.2%
Industrials	20.2%
Information Technology	26.3%
Materials	5.1%
Real Estate	2.9%

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
Equities – 99.8%
BRAZIL – 4.2%
Arco Platform Ltd.*	1,500	$33,180
B2W – Companhia Digital*	3,400	36,862
Fleury SA	12,100	61,752
IRB-Brasil Resseguros SA	3,300	71,061
Odontoprev SA	18,800	66,696
		269,551
CHILE – 1.1%
Geopark Ltd.*	5,053	69,832
CHINA – 22.2%
Avichina Industry & Technology Co. Ltd.	188,000	118,123
Baozun, Inc.*	2,200	64,262
China Isotope & Radiation Corp.	54,200	107,286
China Traditional Chinese Medicine Hldgs. Co. Ltd.	180,000	104,821
Chinasoft International Ltd.	136,000	67,561
Hangzhou Robam Appliances Co. Ltd.*	20,600	60,899
Han’s Laser Technology Industry Group Co. Ltd.*	11,000	48,854
Hua Hong Semiconductor Ltd.	38,000	70,366
Kingdee International Software Group Co. Ltd.	159,000	140,512
Li Ning Co. Ltd.*	79,000	84,746
Shenzhen Inovance Technology Co. Ltd.*	17,300	50,918
Sichuan Swellfun Co. Ltd.*	29,100	134,844
Xiabuxiabu Catering Management China Hldgs. Co. Ltd.	79,000	124,697
Yantai Jereh Oilfield Services Group Co. Ltd.*	30,700	66,961
Zhejiang Sanhua Intelligent Controls Co. Ltd.*	27,700	51,375
Zhejiang Supor Co. Ltd.	18,200	139,344
		1,435,569
HONG KONG – 4.2%
Goodbaby International Hldgs. Ltd.	215,000	67,544
Kerry Logistics Network Ltd.*	46,000	68,261
Nissin Foods Co. Ltd.	299,000	137,462
		273,267
INDIA – 14.3%
Colgate-Palmolive India Ltd.	7,251	139,541
Escorts Ltd.*	10,789	109,119
Info Edge (India) Ltd.	4,750	98,017
Jubilant Foodworks Ltd.	6,930	124,276
L&T Technology Services Ltd.	4,232	103,556
MakeMyTrip Ltd.*	2,600	63,258
Oberoi Realty Ltd.*	15,934	100,616
Sanofi India Ltd.*	1,237	112,874
Vinati Organics Ltd.*	2,900	68,680
		919,937

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
INDONESIA – 6.6%
PT Ace Hardware Indonesia Tbk*	1,339,000	$138,902
PT Indofood Sukses Makmur Tbk*	277,000	143,464
PT Mitra Adiperkasa Tbk	2,550,500	142,778
		425,144
MALAYSIA – 1.1%
My E.G. Services Bhd*	292,000	68,893
MEXICO – 4.2%
Alsea, S.A.B. De CV*	23,600	61,426
Gruma, S.A.B. De CV	2,940	33,317
Grupo Herdez, S.A.B. De CV	15,600	32,547
Grupo Lala, S.A.B. De CV	69,500	74,586
Prologis Property Mexico SA De CV	21,500	33,150
Telesites, S.A.B De CV*	57,500	34,351
		269,377
SINGAPORE – 1.0%
Sea Ltd.*	5,900	66,788
SOUTH AFRICA – 3.2%
Adcock Ingram Hldgs. Ltd.	15,900	68,960
Clicks Group Ltd.	10,172	135,356
		204,316
SOUTH KOREA – 17.1%
AfreecaTV Co. Ltd.*	1,976	69,735
Cafe24 Corp.*	1,138	112,216
Cj Logistics Corp.*	937	140,156
Cosmax, Inc.	594	69,391
Douzone Bizon Co. Ltd.	3,001	139,848
Fila Korea Ltd.	1,514	73,129
Haimarrow Food Service Co. Ltd.*	28,453	53,913
Hotel Shilla Co. Ltd.	1,248	85,603
Jeju Air Co. Ltd.*	2,153	64,736
Koh Young Technology, Inc.*	1,463	108,310
Nice Information Service Co. Ltd.*	7,305	71,617
Ssangyong Cement Industry Co. Ltd.	20,100	113,060
		1,101,714
TAIWAN – 15.0%
Airtac International Group	9,000	88,283
Chailease Hldg. Co. Ltd.*	10,000	31,542
Chroma Ate, Inc.	28,000	107,609
Hiwin Technologies Corp.	12,120	87,440
Innodisk Corp.	28,413	93,739
LandMark Optoelectronics Corp.	7,000	51,434
Lungyen Life Service Corp.*	32,000	58,409
Novatek Microelectronics Corp.	18,000	83,100

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments(a) December 31, 2018

	SHARES	VALUE
Sinbon Electronics Co. Ltd.	20,000	$53,875
Taiwan Family Mart Co. Ltd.*	9,000	62,150
Taiwan Union Technology Corp.*	22,000	64,406
Tci Co. Ltd.	8,746	147,171
Wei Chuan Foods Corp.*	49,000	35,481
		964,639
THAILAND – 2.4%
Bangkok Chain Hospital PCL*	158,400	81,294
Mega Lifesciences PCL	80,200	70,822
		152,116
TURKEY – 2.2%
Sok Marketler Ticaret A.S.*	34,900	70,888
Ulker Biskuvi Sanayi A.S.	25,000	69,295
		140,183
UNITED KINGDOM – 1.0%
Stock Spirits Group PLC	24,628	65,289
Total Equities
(Cost: $6,758,235)		$6,426,615
Total Investments – 99.8%
(Cost: $6,758,235)		$6,426,615
Other Assets Less Liabilities – 0.2%		10,607
Net Assets – 100%		$6,437,222

Cost of investments is $6,881,113 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$281,046
Gross unrealized depreciation	(735,544)
Net unrealized depreciation	$(454,498)

(a) Certain securities were fair valued under the discretion of the Board of Trustees (See Note 2).

* Non-income producing security during the period ended December 31, 2018

SECTOR ALLOCATIONS (As a percentage of Net Assets) (Unaudited)

Communication Services	4.2%
Consumer Discretionary	21.9%
Consumer Staples	21.0%
Energy	2.1%
Financials	1.6%
Health Care	10.5%
Industrials	15.6%
Information Technology	18.0%
Materials	2.8%
Real Estate	2.1%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2018

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
ASSETS
Investment securities at value(a)	$68,082,984	$9,845,499	$27,640,324
Cash	—	144,660	—
Receivable from fund shares sold	119,162	1,621	—
Receivable from securities sold	—	21,053	723,876
Dividends and interest receivable	3,406	22,412	56,658
Prepaid expenses	38,660	14,068	11,936
Total Assets	68,244,212	10,049,313	28,432,794
LIABILITIES
Payable to custodian bank	309,256	—	1,129,478
Payable for fund shares redeemed	272,227	151,417	125,000
Payable for securities purchased	—	30,761	—
Payable to advisor (see note 3)	63,839	106	25,635
Payable to distributor	12,566	1,237	31
Accrued expenses	46,833	28,317	31,180
Total Liabilities	704,721	211,838	1,311,324
NET ASSETS	$67,539,491	$9,837,475	$27,121,470
NET ASSETS
Investor Class	$53,094,182	$5,299,447	$141,266
Institutional Class	14,445,309	4,538,028	26,980,204
Total	$67,539,491	$9,837,475	$27,121,470
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	2,889,544	447,961	8,511
Institutional Class	782,240	381,225	1,625,672
Total	3,671,784	829,186	1,634,183
NET ASSET VALUE
Investor Class, offering price and redemption price	$18.37	$11.83	$16.60
Institutional Class, offering price and redemption price	$18.47	$11.90	$16.60
ANALYSIS OF NET ASSETS
Capital	$70,829,221	$10,087,437	$30,547,489
Accumulated loss	(3,289,730)	(249,962)	(3,426,019)
Net assets	$67,539,491	$9,837,475	$27,121,470

(a) Investment securities at cost	$69,950,276	$10,059,995	$29,751,597

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2018 (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$37,095,027	$62,032,258	$502,435,223
Cash	779,761	10,653,181	—
Receivable from fund shares sold	6,486	23,683	836,259
Receivable from securities sold	—	—	7,600,451
Dividends and interest receivable	15,704	3,472	1,202,884
Prepaid expenses	20,485	19,448	54,183
Other Receivables	5,423	—	—
Total Assets	37,922,886	72,732,042	512,129,000
LIABILITIES
Payable to custodian bank	—	—	6,115,784
Payable for fund shares redeemed	61,874	270,493	6,953,156
Payable for securities purchased	—	452,345	—
Payable to advisor (see note 3)	28,944	81,284	502,010
Payable to distributor	6,404	13,743	120,753
Accrued expenses	42,051	72,526	273,615
Total Liabilities	139,273	890,391	13,965,318
NET ASSETS	$37,783,613	$71,841,651	$498,163,682
NET ASSETS
Investor Class	$28,846,992	$60,843,668	$498,163,682
Institutional Class	8,936,621	10,997,983	—
Total	$37,783,613	$71,841,651	$498,163,682
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	1,460,511	6,507,805	31,115,162
Institutional Class	450,493	1,174,788	—
Total	1,911,004	7,682,593	31,115,162
NET ASSET VALUE
Investor Class, offering price and redemption price	$19.75	$9.35	$16.01
Institutional Class, offering price and redemption price	$19.84	$9.36	$—
ANALYSIS OF NET ASSETS
Capital	$42,775,730	$70,292,326	$597,329,116
Accumulated earnings (loss)	(4,992,117)	1,549,325	(99,165,434)
Net assets	$37,783,613	$71,841,651	$498,163,682
(a) Investment securities at cost	$40,805,103	$58,449,936	$564,058,822

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2018 (continued)

EMERGING MARKETS FUND
ASSETS
Investment securities at value(a)	$6,426,615
Cash	2,921
Receivable from securities sold	343,646
Receivable from advisor (see note 3)	7,659
Dividends and interest receivable	4,991
Prepaid expenses	2,603
Total Assets	6,788,435
LIABILITIES
Payable to custodian bank	316,330
Payable to distributor	90
Accrued expenses	34,793
Total Liabilities	351,213
NET ASSETS	$6,437,222
NET ASSETS
Investor Class	$425,595
Institutional Class	6,011,627
Total	$6,437,222
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	53,947
Institutional Class	760,754
Total	814,701
NET ASSET VALUE
Investor Class, offering price and redemption price	$7.89
Institutional Class, offering price and redemption price	$7.90
ANALYSIS OF NET ASSETS
Capital	$7,744,291
Accumulated loss	(1,307,069)
Net assets	$6,437,222
(a) Investment securities at cost	$6,758,235

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year Ended December 31, 2018

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
INVESTMENT INCOME
Dividends(a)	$227,092	$59,290	$895,603
Total investment income	227,092	59,290	895,603
EXPENSES
Investment advisory fees (see note 3)	544,564	47,670	374,630
Management fees (see note 3)	363,043	47,670	—
Distribution fees and shareholder services (see note 3)	191,141	16,562	218
Transfer agent fees and expenses	126,730	26,177	19,479
Custodian fees and expenses	64,601	43,137	45,048
Federal and state registration fees	47,794	35,675	12,899
Audit fees	16,461	16,445	16,339
Other	33,495	7,154	15,919
Total expenses before reimbursed expenses	1,387,829	240,490	484,532
Earnings credit (see note 6)	(13,827)	(3,979)	(1,485)
Expense reimbursement (see note 3)	—	(65,022)	(122)
Total expenses	1,374,002	171,489	482,925
NET INVESTMENT INCOME (LOSS)	(1,146,910)	(112,199)	412,678
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	14,871,831	1,667,407	510,706
Change in net unrealized appreciation/depreciation on investments	(25,431,397)	(2,374,509)	(6,670,179)
Net realized/unrealized losses on investments	(10,559,566)	(707,102)	(6,159,473)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,706,476)	$(819,301)	$(5,746,795)

a Dividends are net of foreign withholding tax of $3,878 for the Micro-Cap Fund.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year/Period Ended December 31, 2018

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	EMERGING MARKETS FUND(b)
INVESTMENT INCOME
Dividends(a)	$398,566	$1,226,967	$11,567,396	$64,824
Interest	—	—	410,908	—
Total investment income	398,566	1,226,967	11,978,304	64,824
EXPENSES
Investment advisory fees (see note 3)	231,775	1,293,983	10,366,435	50,571
Management fees (see note 3)	206,775	—	—	—
Distribution fees and shareholder services (see note 3)	103,444	223,943	2,073,287	561
Transfer agent fees and expenses	58,839	143,209	1,216,720	13,694
Custodian fees and expenses	74,407	172,201	675,138	66,255
Federal and state registration fees	44,960	37,638	35,855	1,068
Audit fees	20,937	19,673	20,959	15,922
Other	20,709	48,674	263,735	3,947
Total expenses before reimbursed expenses	761,846	1,939,321	14,652,129	152,018
Earnings credit (see note 6)	(13,332)	(49,313)	(276,796)	(4,051)
Expense reimbursement (see note 3)	—	—	(1,106,296)	(86,720)
Total Expenses	748,514	1,890,008	13,269,037	61,247
NET INVESTMENT INCOME (LOSS)	(349,948)	(663,041)	(1,290,733)	3,577
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	293,183	15,163,929	43,767,479	(971,637)
Net realized gains (losses) on foreign currency transactions	(7,838)	830	16,562	(29,490)
Net realized gains (losses) on investments and foreign currency transactions	285,345	15,164,759	43,784,041	(1,001,127)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(13,357,065)	(40,802,932)	(241,937,861)	(331,567)
Net realized/unrealized losses on investments and foreign currencies	(13,071,720)	(25,638,173)	(198,153,820)	(1,332,694)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,421,668)	$(26,301,214)	$(199,444,553)	$(1,329,117)

(a) Dividends are net of foreign withholding tax of $23,241, $36,361, $1,102,737, and $7,787 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund, respectively.

(b) For the period from May 1, 2018 (commencement of operations) through December 31, 2018

See accompanying notes to the financial statements.

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THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Year Ended December 31, 2018	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(1,146,910)	$(1,076,053)
Net realized gains on investment transactions	14,871,831	11,722,651
Change in net unrealized appreciation/depreciation on investments	(25,431,397)	9,173,971
Net increase (decrease) in net assets resulting from operations	(11,706,476)	19,820,569
FROM DISTRIBUTIONS[a]
Distributions from net realized gains on investments
Investor Class	—	(9,902,719)
Institutional Class	—	(810,980)
Distributions to shareholders
Investor Class	(8,933,141)	—
Institutional Class	(2,426,127)	—
Net decrease in net assets from distributions	(11,359,268)	(10,713,699)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	47,105,782	32,884,653
Proceeds from reinvestment of distributions	8,353,191	9,263,021
Redemption of shares (see note 5)	(76,102,803)	(25,827,723)
Net increase (decrease) from investor class share transactions	(20,643,830)	16,319,951
Institutional Class
Proceeds from sale of shares	11,741,602	8,757,354
Proceeds from reinvestment of distributions	2,127,970	652,087
Redemption of shares (see note 5)	(4,215,275)	(374,873)
Net increase from institutional class share transactions	9,654,297	9,034,568
Net increase (decrease) in net assets resulting from capital share transactions	(10,989,533)	25,354,519
Total increase (decrease) in net assets	(34,055,277)	34,461,389
NET ASSETS
Beginning of year	101,594,768	67,133,379
End of year	$67,539,491	$101,594,768
TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,754,020	1,309,936
Shares issued in reinvestment of distributions	460,739	372,278
Less shares redeemed	(2,997,151)	(1,059,253)
Net increase (decrease) from investor class share transactions	(782,392)	622,961
Institutional Class
Shares sold	469,754	359,795
Shares issued in reinvestment of distributions	116,793	25,693
Less shares redeemed	(175,598)	(14,197)
Net increase from institutional class share transactions	410,949	371,291
Net increase (decrease) from capital share transactions	(371,443)	994,251

a.	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See "New Accounting Pronouncements" in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Year Ended December 31, 2018	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(112,199)	$(136,379)
Net realized gains on investment transactions	1,667,407	1,882,024
Change in net unrealized appreciation/depreciation on investments	(2,374,509)	571,386
Net increase (decrease) in net assets resulting from operations	(819,301)	2,317,031
FROM DISTRIBUTIONS[a]
Distributions from net realized gains on investments
Investor Class	—	(454,519)
Institutional Class	—	(214,960)
Distributions to shareholders
Investor Class	(1,232,801)	—
Institutional Class	(1,019,030)	—
Net decrease in net assets from distributions	(2,251,831)	(669,479)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	641,144	273,777
Proceeds from reinvestment of distributions	1,035,895	392,178
Redemption of shares (see note 5)	(2,223,654)	(3,971,165)
Net decrease from investor class share transactions	(546,615)	(3,305,210)
Institutional Class
Proceeds from sale of shares	1,725,341	3,245,758
Proceeds from reinvestment of distributions	881,812	176,791
Redemption of shares (see note 5)	(249,334)	(52,229)
Net increase from institutional class share transactions	2,357,819	3,370,320
Net increase in net assets resulting from capital share transactions	1,811,204	65,110
Total increase (decrease) in net assets	(1,259,928)	1,712,662
NET ASSETS
Beginning of year	11,097,403	9,384,741
End of year	$9,837,475	$11,097,403
TRANSACTIONS IN SHARES
Investor Class
Shares sold	37,677	17,281
Shares issued in reinvestment of distributions	88,766	23,783
Less shares redeemed	(137,706)	(257,517)
Net decrease from investor class share transactions	(11,263)	(216,453)
Institutional Class
Shares sold	103,838	209,323
Shares issued in reinvestment of distributions	75,048	10,702
Less shares redeemed	(14,441)	(3,245)
Net increase from institutional class share transactions	164,445	216,780
Net increase from capital share transactions	153,182	327

a.	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See "New Accounting Pronouncements" in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	SMALL-CAP VALUE FUND
	Year Ended December 31, 2018	Six Months Ended December 31, 2017	Year Ended June 30, 2017
FROM OPERATIONS
Net investment income	$412,678	$192,768	$384,351
Net realized gains on investments	510,706	1,020,274	3,472,379
Change in net unrealized appreciation/ depreciation on investments	(6,670,179)	2,105,541	2,010,640
Net increase (decrease) in net assets resulting from operations	(5,746,795)	3,318,583	5,867,370
FROM DISTRIBUTIONS[a]
Distributions from net investment income:
Class A	—	(787)	(2,679)
Investor Class	—	—	—
Institutional Class	—	(240,756)	(344,543)
Class N	—	— [c]	— [c]
Distributions from net realized gains on investments:
Class A	—	(29,087)	(95)
Investor Class	—	—	—
Institutional Class	—	(2,802,857)	(9,713)
Class N	—	(2)	— [c]
Distributions to shareholders
Investor Class	(7,694)	—	—
Institutional Class	(2,624,018)	—	—
Net decrease in net assets from distributions	(2,631,712)	(3,073,489)	(357,030)
FROM CAPITAL SHARE TRANSACTIONS
Capital received as a result of fund merger – Institutional Class	—	35,475,705	—
Proceeds from sale of shares:
Class A	—	—	24,059
Investor Class	202,860	—	—
Institutional Class	1,564,222	5,452,620	1,503,960
Class N	—	—	—
Proceeds from reinvestment of distributions:
Class A	—	29,874	2,774
Investor Class	7,694	—	—
Institutional Class	2,498,962	2,661,999	307,866
Class N	—	2	—
Redemption of shares:
Class A	—	(369,336)	(2,000)
Investor Class	(30,413)	—	—
Institutional Class	(9,881,634)	(37,256,215)	(2,364,192)
Class N	—	(24)	—
Net increase (decrease) from capital share transactions	(5,638,309)	5,994,625	(527,533)
Total increase (decrease) in net assets	(14,016,816)	6,239,719	4,982,807
NET ASSETS
Beginning of period	41,138,286	34,898,567	29,915,760
End of period[b]	$27,121,470	$41,138,286	$34,898,567

a.	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See "New Accounting Pronouncements" in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended December 31, 2017 and year ended June 30, 2017 have not been reclassified to conform to the current year presentation.
b.	Net Assets — End of period includes Accumulated Net Investment Income of $19,605 as of December 31, 2017 and $132,187 as of June 30, 2017.
c	Amount represents less than $.50

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	SMALL-CAP VALUE FUND
	Year Ended December 31, 2018	Six Months Ended December 31, 2017	Year Ended June 30, 2017
TRANSACTIONS IN SHARES
Class A:
Shares sold	—	—	1,206
Shares issued in reinvestment of distributions	—	1,460	127
Less shares redeemed	—	(17,723)	(93)
Net increase (decrease) from capital share transactions	—	(16,263)	1,240
Investor Class:
Shares sold	9,456	—	—
Shares issued in reinvestment of distributions	465	—	—
Less shares redeemed	(1,410)	—	—
Net increase from capital share transactions	8,511	—	—
Institutional Class:
Shares issued resulting from Fund merger	—	1,697,578	—
Shares sold	76,085	257,417	73,691
Shares issued in reinvestment of distributions	138,863	129,651	14,135
Less shares redeemed	(491,253)	(1,780,166)	(111,722)
Net increase (decrease) from capital share transactions	(276,305)	304,480	(23,896)
Class N:
Less shares redeemed	—	(1)	—
Net increase (decrease) from capital share transactions	—	(1)	—

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	GLOBAL OPPORTUNITIES FUND
	Year Ended December 31, 2018	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(349,948)	$(341,777)
Net realized gains on investment and foreign currency transactions	285,345	11,149,592
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(13,357,065)	3,465,577
Net increase (decrease) in net assets resulting from operations	(13,421,668)	14,273,392
FROM DISTRIBUTIONS[a]
Distributions from net realized gains on investments
Investor Class	—	(5,692,754)
Institutional Class	—	(961,071)
Distributions to shareholders
Investor Class	(1,823,563)	—
Institutional Class	(566,071)	—
Net decrease in net assets from distributions	(2,389,634)	(6,653,825)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,438,571	3,448,729
Proceeds from reinvestment of distributions	1,693,376	5,304,989
Redemption of shares (see note 5)	(9,899,387)	(13,391,316)
Net decrease from investor class share transactions	(6,767,440)	(4,637,598)
Institutional Class
Proceeds from sale of shares	5,289,720	7,588,033
Proceeds from reinvestment of distributions	420,522	714,308
Redemption of shares (see note 5)	(1,123,166)	(113,425)
Net increase from institutional class share transactions	4,587,076	8,188,916
Net increase (decrease) in net assets resulting from capital share transactions	(2,180,364)	3,551,318
Total increase (decrease) in net assets	(17,991,666)	11,170,885
NET ASSETS
Beginning of year	55,775,279	44,604,394
End of year	$37,783,613	$55,775,279
TRANSACTIONS IN SHARES
Investor Class
Shares sold	52,448	117,925
Shares issued in reinvestment of distributions	86,529	187,721
Less shares redeemed	(365,778)	(467,054)
Net decrease from investor class share transactions	(226,801)	(161,408)
Institutional Class
Shares sold	191,721	257,221
Shares issued in reinvestment of distributions	21,401	25,241
Less shares redeemed	(41,357)	(3,734)
Net increase from institutional class share transactions	171,765	278,728
Net increase (decrease) from capital share transactions	(55,036)	117,319

a.	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See "New Accounting Pronouncements" in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	CHINA OPPORTUNITIES FUND
	Year Ended December 31, 2018	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(663,041)	$(387,846)
Net realized gains (losses) on investments and foreign currency transactions	15,164,759	8,522,065
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(40,802,932)	38,207,646
Net increase (decrease) in net assets resulting from operations	(26,301,214)	46,341,865
FROM DISTRIBUTIONS[a]
Distributions from net investment Income
Investor Class	—	(104,879)
Institutional Class	—	(46,048)
Distributions from net realized gains on investments
Investor Class	—	(6,243,179)
Institutional Class	—	(825,329)
Distributions to shareholders
Investor Class	(12,901,481)	—
Institutional Class	(2,397,417)	—
Net decrease in net assets from distributions	(15,298,898)	(7,219,435)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	9,110,210	8,819,867
Proceeds from reinvestment of distributions	12,149,224	5,898,283
Redemption of shares (see note 5)	(32,230,182)	(35,910,445)
Net decrease from investor class share transactions	(10,970,748)	(21,192,295)
Institutional Class
Proceeds from sale of shares	3,404,811	13,012,093
Proceeds from reinvestment of distributions	1,934,174	692,275
Redemption of shares (see note 5)	(2,203,507)	(1,554,104)
Net increase from institutional class share transactions	3,135,478	12,150,264
Net decrease from capital share transactions	(7,835,270)	(9,042,031)
Total increase (decrease) in net assets	(49,435,382)	30,080,399
NET ASSETS
Beginning of year	121,277,033	91,196,634
End of year[b]	$71,841,651	$121,277,033
TRANSACTIONS IN SHARES
Investor Class
Shares sold	600,816	577,487
Shares issued in reinvestment of distributions	1,304,965	374,732
Less shares redeemed	(2,117,871)	(2,566,998)
Net decrease from investor class share transactions	(212,090)	(1,614,778)
Institutional Class
Shares sold	233,934	938,237
Shares issued in reinvestment of distributions	207,529	44,038
Less shares redeemed	(151,037)	(97,912)
Net increase from institutional class share transactions	290,426	884,362
Net increase (decrease) from capital share transactions	78,336	(730,416)

a.	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See "New Accounting Pronouncements" in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.
b.	Net Assets — End of year includes Accumulated Net Investment Loss of ($643,888) as of December 31, 2017.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Year Ended December 31, 2018	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(1,290,733)	$(1,475,111)
Net realized gains on investments and foreign currency transactions	43,784,041	151,795,537
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(241,937,861)	129,791,921
Net increase (decrease) in net assets resulting from operations	(199,444,553)	280,112,347
FROM DISTRIBUTIONS[a]
Distributions from net investment income	—	(2,293,493)
Distributions from net realized gains on investments	—	(93,265,395)
Distributions to shareholders	(86,597,641)	—
Net decrease in net assets from distributions	(86,597,641)	(95,558,888)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	66,625,866	165,879,893
Proceeds from reinvestment of distributions	72,325,843	81,251,448
Redemption of shares (see note 5)	(260,138,165)	(234,806,437)
Net increase (decrease) from capital share transactions	(121,186,456)	12,324,904
Total increase (decrease) in net assets	(407,228,650)	196,878,363
NET ASSETS
Beginning of year	905,392,332	708,513,969
End of year[b]	$498,163,682	$905,392,332
TRANSACTIONS IN SHARES
Shares sold	2,747,655	7,123,857
Shares issued in reinvestment of distributions	4,566,026	3,193,844
Less shares redeemed	(11,713,358)	(9,902,311)
Net increase (decrease) from capital share transactions	(4,399,677)	415,390

a.	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See "New Accounting Pronouncements" in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.
b.	Net Assets — End of year includes Accumulated Net Investment Loss of ($3,099,384) as of December 31, 2017.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

EMERGING MARKETS FUND[a]
Period Ended December 31, 2018
FROM OPERATIONS
Net investment income	$3,577
Net realized gains (losses) on investments and foreign currency transactions	(1,001,127)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(331,567)
Net decrease in net assets resulting from operations	(1,329,117)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	498,649
Redemption of shares (see note 5)	(1,064)
Net increase from investor class share transactions	497,585
Institutional Class
Proceeds from sale of shares	7,787,235
Redemption of shares (see note 5)	(518,481)
Net increase from institutional class share transactions	7,268,754
Net increase in net assets resulting from capital share transactions	7,766,339
Total increase in net assets	6,437,222
NET ASSETS
Beginning of period	—
End of period	$6,437,222
TRANSACTIONS IN SHARES
Investor Class
Shares sold	54,090
Less shares redeemed	(143)
Net increase from investor class share transactions	53,947
Institutional Class
Shares sold	826,722
Less shares redeemed	(65,968)
Net increase from institutional class share transactions	760,754
Net increase from capital share transactions	814,701
a.	For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018

1. Description of Organization

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of eight Funds of which seven are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Small-Cap Value Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Emerging Markets Fund (collectively, “the Funds”) are each a series of the Trust. Effective February 22, 2018, the Oberweis Emerging Growth Fund was renamed Global Opportunities Fund, the change is in name only. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2018:

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
Level 1 – Equities	$68,082,984	$9,845,499	$23,893,017
REITS	—	—	3,747,307
Total Level 1	68,082,984	9,845,499	27,640,324
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$68,082,984	$9,845,499	$27,640,324

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$2,183,230	$51,846,570	$4,166,256
Total Europe	1,082,694	—	15,871,582
Total North America	18,967,334	—	56,706,488
Total Level 1	22,233,258	51,846,570	76,744,326
Level 2 – Equities
Total Asia	7,083,944	10,185,688	130,194,635
Total Australia	483,702	—	59,009,961
Total Europe	7,294,123	—	236,486,301
Total Level 2	14,861,769	10,185,688	425,690,897
Level 3	—	—	—
Total Investments	$37,095,027	$62,032,258	$502,435,223

EMERGING MARKETS FUND
Level 1 – Equities
Total Asia	$2,211,259
Total Africa	204,316
Total Europe	205,472
Total North America	269,377
Total South America	339,383
Total Level 1	3,229,807
Level 2 – Equities
Total Asia	3,196,808
Total Level 2	3,196,808
Level 3	—
Total Investments	$6,426,615

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund Share Valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment Transactions and Investment Income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Expense Allocations.  The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal Income Taxes and Dividends to Shareholders.  It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year/period ended December 31, 2018. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year/period ended December 31, 2018, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31,2018, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:

	Increases/(Decrease)
	Capital	Accumulated Earnings (Loss)
Micro-Cap Fund	$4,473,893	$(4,473,893)
Global Opportunities Fund	$(41,906)	$41,906
Small-Cap Opportunities Fund	$190,076	$(190,076)
Small-Cap Value Fund	$241,822	$(241,822)
China Opportunities Fund	$593,801	$(593,801)
International Opportunities Fund	$9,147,207	$(9,147,207)
Emerging Markets Fund	$(22,048)	$22,048

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$11,359,268	$11,359,268
Global Opportunities Fund	$25,508	$2,364,126	$2,389,634
Small-Cap Opportunities Fund	$254,039	$1,997,792	$2,251,831
Small-Cap Value Fund	$259,889	$2,371,823	$2,631,712
China Opportunities Fund	$—	$15,298,898	$15,298,898
International Opportunities Fund	$13,882,345	$72,715,296	$86,597,641
Emerging Markets Fund	$—	$—	$—

The tax character of distributions paid during the fiscal year/period ended December 31, 2017 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$2,350,684	$8,363,015	$10,713,699
Global Opportunities Fund	$324,320	$6,329,505	$6,653,825
Small-Cap Opportunities Fund	$92,935	$576,544	$669,479
Small-Cap Value Fund	$854,535	$2,218,954	$3,073,489
China Opportunities Fund	$1,111,686	$6,107,749	$7,219,435
International Opportunities Fund	$13,065,063	$82,493,825	$95,558,888

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

As of December 31, 2018, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Micro-Cap Fund	$—	$—
Global Opportunities Fund	$—	$—
Small-Cap Opportunities Fund	$—	$—
Small-Cap Value Fund	$—	$—
China Opportunities Fund	$—	$—
International Opportunities Fund	$—	$—
Emerging Markets Fund	$843,316	$—

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2018, Post October capital losses and qualifed late year losses treated arising on January 1, 2019 are as follows:

	Post October Capital Losses
	Late Year Losses	Short-Term	Long-Term	Total
Micro-Cap Fund	$—	$1,972,614	$(612,368)	$1,360,246
Global Opportunities Fund	$—	$809,893	$143,102	$952,995
Small-Cap Opportunities Fund	$—	$—	$—	$—
Small-Cap Value Fund	$—	$286,974	$950,840	$1,237,814
China Opportunities Fund	$856	$1,658,513	$(54,699)	$1,603,814
International Opportunities Fund	$—	$28,365,929	$(126,692)	$28,239,237
Emerging Markets Fund	$9,308	$—	$—	$—

As of December 31, 2018 the components of accumulated earnings (loss) on a tax basis were as follows:

	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation/ (Depreciation) foreign currency translations
Micro-Cap Fund	$—	$—	$(1,360,245)	$(1,929,485)	$—
Global Opportunities Fund	$—	$—	$(952,995)	$(4,039,054)	$(68)
Small-Cap Opportunities Fund	$—	$—	$—	$(249,962)	$—
Small-Cap Value Fund	$—	$—	$(1,237,814)	$(2,188,205)	$—
China Opportunities Fund	$—	$—	$(1,604,670)	$3,153,998	$(3)
International Opportunities Fund	$—	$—	$(28,239,237)	$(70,982,205)	$56,008
Emerging Markets Fund	$—	$—	$(852,624)	$(454,498)	$53

Accumulated capital and other losses consists of timing differences related to wash sales, Post-October losses and capital loss carryforwards.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

statements. Open tax years are those that are open for exam by taxing authorities and, as of December 31, 2018, open Federal tax years include the tax years ended 2015 through 2018. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the Small-Cap Value Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the year ended December 31, 2018, the Micro-Cap Fund, Global Opportunities Fund and Small-Cap Opportunities Fund incurred investment advisory fees totaling $544,564, $231,775 and $47,670, respectively. For the year/period ended December 31, 2018, the Small-Cap Value Fund, China Opportunities Fund, Emerging Market Fund and International Opportunities Fund incurred investment advisory fees totaling $374,630, $1,293,983, $50,571 and $10,366,435 respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2018, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund incurred management fees totaling $363,043, $206,775, and $47,670, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses in any one year 1.55%, 1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Global Opportunities Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its management fees or reimburse the Small-Cap Value Fund (Institutional Class) to the extent that total ordinary operating expenses, as defined, exceed 1.30% expressed as a percentage of the Funds’ average daily assets. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.30%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the year/period ended December 31, 2018 OAM reimbursed the Small-Cap Opportunities Fund, Small-Cap Value Fund, Emerging Markets Fund, and the International Opportunities Fund in the amount of $65,022, $122, $86,720, and $1,106,296, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2018, the Trust made no direct payments to its officers and paid $125,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the year ended December 31, 2018, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund, Small Cap Value Fund and International Opportunities Fund incurred distribution fees totaling $191,141, $16,562, $103,444, $223,943, $561, $218, and $2,073,287 respectively.

Affiliated Commissions.  For the year ended December 31, 2018, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year/period ended December 31, 2018, other than options written and money market investments, aggregated $103,835,916 and $121,913,935, respectively, for the Micro-Cap Fund, $77,270,723 and $82,883,210, respectively, for the Global Opportunities Fund, $18,051,821 and $18,473,209, respectively, for the Small-Cap Opportunities Fund, $19,917,931 and $27,060,073,

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

respectively, for the Small-Cap Value Fund, $81,476,550 and $111,395,632, respectively, for the China Opportunities Fund, $1,121,425,677, and $1,244,695,556, respectively, for the International Opportunities Fund, $14,040,340 and $6,306,817, respectively, for the Emerging Markets Fund. The Funds did not hold government securities during the year/period ended December 31, 2018.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during years when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the year/period ended December 31, 2018.

5. Redemption fees

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund were $93,302, $2,601, $278, $28,089, $2 and $39,762, respectively, for the year/period ended December 31, 2018, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year/period ended December 31, 2018, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund received credits of $13,827, $13,332, $3,979, $1,485, $49,313, 4,051 and $276,796, respectively. During the year/period ended December 31, 2018, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, the China Opportunities Fund, the Emerging Markets Fund, the International Opportunities Fund and the Small-Cap Value Fund incurred interest charges of $6,332, $43, $1,619, $2,552, $118, $10,321 and $2,137 respectively, which is included in custodian fees and expenses in the Statements of Operations.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2018 (continued)

7. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets.

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	MICRO-CAP FUND
	Years Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of year	$25.12	$22.02	$17.68	$17.12	$20.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.35)	(.32)	(.15)	(.24)	(.27)
Net realized and unrealized gains (losses) on investments	(2.82)	6.37	4.49	1.34	(1.32)
Total from investment operations	(3.17)	6.05	4.34	1.10	(1.59)
Redemption Fees[a]	.03	—	.01	—	.04
Less distributions:
Distribution from net realized gains on investments	(3.61)	(2.95)	(.01)	(.54)	(1.38)
Net asset value at end of year	$18.37	$25.12	$22.02	$17.68	$17.12
Total Return (%)	(12.30)	27.90	24.60	6.38	(7.71)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$53,094	$92,249	$67,133	$50,679	$29,251
Ratio of gross expenses to average net assets (%)	1.57	1.58	1.65	1.72	1.71
Ratio of net expenses to average net assets (%)[b]	1.55	1.54	1.64	1.72	1.71
Ratio of net investment loss to average net assets (%)	(1.30)	(1.32)	(.80)	(1.35)	(1.38)
Portfolio turnover rate (%)	119	91	102	133	141

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	MICRO-CAP FUND
	Year Ended December 31, 2018	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$25.17	$23.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.28)	(.18)
Net realized and unrealized gains (losses) on investments	(2.84)	4.18
Total from investment operations	(3.12)	4.00
Redemption Fees[b]	.03	—
Less distributions:
Distribution from net realized gains on investments	(3.61)	(2.35)
Net asset value at end of period	$18.47	$25.17
Total Return (%)	(12.07)	16.92	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$14,445	$9,346
Ratio of gross expenses to average net assets (%)	1.33	1.32	[e]
Ratio of net expenses to average net assets (%)[c]	1.32	1.28	[e]
Ratio of net investment loss to average net assets (%)	(1.05)	(1.04)[e]
Portfolio turnover rate (%)	119	91

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Not Annualized.

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	SMALL-CAP OPPORTUNITIES FUND
	Years Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of year	$16.40	$13.89	$13.48	$14.32	$17.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.18)	(.22)	(.22)	(.27)	(.26)
Net realized and unrealized gains (losses) on investments	(1.05)	3.77	1.22	1.02	(.64)
Total from investment operations	(1.23)	3.55	1.00	.75	(.90)
Redemption Fees[a]	—	—	—	.02	—
Less distributions:
Distribution from net realized gains on investments	(3.34)	(1.04)	(.59)	(1.61)	(1.82)
Net asset value at end of year	$11.83	$16.40	$13.89	$13.48	$14.32
Total Return (%)	(7.23)	25.54	7.38	5.10	(5.31)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$5,299	$7,533	$9,385	$10,797	$8,279
Ratio of gross expenses to average net assets (%)	2.13	2.29	2.40	2.00	2.18
Ratio of net expenses to average net assets (%)[b]	1.55	1.72	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.06)	(1.42)	(1.67)	(1.72)	(1.62)
Portfolio turnover rate (%)	160	142	150	134	107

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP OPPORTUNITIES FUND
	Year Ended December 31, 2018	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$16.44	$15.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.14)	(.11)
Net realized and unrealized gains (losses) on investments	(1.06)	2.39
Total from investment operations	(1.20)	2.28
Redemption Fees[b]	—	—
Less distributions:
Distribution from net realized gains on investments	(3.34)	(1.04)
Net asset value at end of period	$11.90	$16.44
Total Return (%)	(7.05)	14.99	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$4,538	$3,564
Ratio of gross expenses to average net assets (%)	1.88	1.86	[e]
Ratio of net expenses to average net assets (%)[c]	1.30	1.30	[e]
Ratio of net investment loss to average net assets (%)	(.80)	(.97)[e]
Portfolio turnover rate (%)	160	142

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Not Annualized.

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout the period is as follows:

Investor Class	SMALL-CAP VALUE FUND
Period Ended December 31, 2018[a]
Net asset value at beginning of period	$20.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.16
Net realized and unrealized gains (losses) on investments	(3.21)
Total from investment operations	(3.05)
Less dividends and distributions:
Distribution from net realized gains on investments	(.93)
Dividends from net investment income	(.02)
Total dividends and distributions	(.95)
Net Asset Value at end of period	$16.60
Total Return (%)	(14.76)[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$141
Ratio of gross expenses to average net assets (%)	1.57 [d]
Ratio of net expenses to average net assets (%)[c]	1.55 [d]
Ratio of net investment income to average net assets (%)	1.17 [d]
Portfolio turnover rate (%)	54

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income per share data was determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement from the advisor.

d Annualized

e Not Annualized

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP VALUE FUND
	Year Ended December 31, 2018	Period Ended December 31, 2017[a]		Year Ended June 30, 2017[d]	Year Ended June 30, 2016[d]	Year Ended June 30, 2015[d]
Net asset value at beginning of period	$21.63	$21.63		$18.28	$19.35	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.23	.11		.24	.24	.25
Net realized and unrealized gains (losses) on investments	(3.71)	1.83		3.33	(.88)	(.54)
Total from investment operations	(3.48)	1.94		3.57	(.64)	(.29)
Less dividends and distributions:
Distribution from net realized gains on investments	(1.49)	(1.80)		(.01)	(.30)	(.22)
Dividends from net investment income	(.06)	(.14)		(.21)	(.13)	(.14)
Total dividends and distributions	(1.55)	(1.94)		(.22)	(.43)	(.36)
Net asset value at end of period	$16.60	$21.63		$21.63	$18.28	$19.35
Total Return (%)	(16.45)	9.48	[f]	19.50	(3.08)	(1.43)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$26,980	$41,138		$34,548	$29,642	$29,536
Ratio of gross expenses to average net assets (%)	1.29	1.97	[e]	2.00	2.03	2.01
Ratio of net expenses to average net assets (%)[c]	1.29	1.30	[e]	1.30	1.30	1.30
Ratio of net investment income to average net assets (%)	1.10	1.05	[e]	1.15	1.37	1.26
Portfolio turnover rate (%)	54	35	[f]	76	62	70

Notes:

a For the period from July 1, 2017 through December 31, 2017

b The net investment income per share data was determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d The financial highlights set forth herein include the historical financial highlights of the Cozad Small Cap Value Fund (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Oberweis Small-Cap Value Fund on September 29, 2017. Information prior to September 29, 2017 reflects the performance of the Predecessor Fund’s Class I shares.

e Annualized

f Not Annualized

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	GLOBAL OPPORTUNITIES FUND
	Years Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of year	$28.36	$24.13	$24.78	$25.72	$30.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.20)	(.19)	(.24)	(.27)	(.39)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	(7.09)	8.21	(.14)	2.86	(2.32)
Total from investment operations	(7.29)	8.02	(.38)	2.59	(2.71)
Redemption fees[a]	—	—	—	.02	.02
Less distributions:
Distribution from net realized gains on investments	(1.32)	(3.79)	(.27)	(3.55)	(2.43)
Net asset value at end of year	$19.75	$28.36	$24.13	$24.78	$25.72
Total Return (%)	(25.66)	33.30	(1.54)	10.02	(8.75)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$28,847	$47,856	$44,604	$56,848	$47,976
Ratio of gross expenses to average net assets (%)	1.52	1.52	1.59	1.51	1.49
Ratio of net expenses to average net assets (%)[b]	1.50	1.50	1.59	1.51	1.49
Ratio of net investment loss to average net assets (%)	(.72)	(.67)	(.99)	(.95)	(1.32)
Portfolio turnover rate (%)	155	137	126	200	95

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	GLOBAL OPPORTUNITIES FUND
	Year Ended December 31, 2018	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$28.41	$27.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Income (loss) from investment operations:
Net investment loss[b]	(.13)	(.12)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(7.12)	4.90
Total from investment operations	(7.25)	4.78
Redemption Fees[b]	—	—
Less distributions:
Distribution from net realized gains on investments	(1.32)	(3.79)
Net asset value at end of period	$19.84	$28.41
Total Return (%)	(25.48)	17.49	[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$8,937	$7,919
Ratio of gross expenses to average net assets (%)	1.28	1.20	[d]
Ratio of net expenses to average net assets (%)[c]	1.25	1.18	[d]
Ratio of net investment loss to average net assets (%)	(.49)	(.59)[d]
Portfolio turnover rate (%)	155	137

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	CHINA OPPORTUNITIES FUND
	Years Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of year	$15.95	$10.94	$12.15	$13.79	$16.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.10)	(.06)	(.11)	(.09)	(.15)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(4.06)	6.07	(1.01)	(.22)	(.93)
Total from investment operations	(4.16)	6.01	(1.12)	(.31)	(1.08)
Redemption Fees[a]	—	—	—	.01	.02
Less dividends and distributions:
Distribution from net realized gains on investments	(2.44)	(.98)	(.09)	(1.34)	(1.88)
Dividends from net investment income	—	(.02)	—	—	(.10)
Total dividends and distributions	(2.44)	(1.00)	(.09)	(1.34)	(1.98)
Net asset value at end of year	$9.35	$15.95	$10.94	$12.15	$13.79
Total Return (%)	(26.01)	55.05	(9.22)	(2.20)	(6.27)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$60,844	$107,190	$91,197	$113,287	$166,614
Ratio of gross expenses to average net assets (%)	1.91	1.92	1.99	1.95	1.93
Ratio of net expenses to average net assets (%)[b]	1.86	1.91	1.98	1.95	1.93
Ratio of net investment loss to average net assets (%)	(.68)	(.38)	(.93)	(.61)	(.92)
Portfolio turnover rate (%)	85	97	125	81	127

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	CHINA OPPORTUNITIES FUND
	Year Ended December 31, 2018	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$15.93	$12.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(4.07)	4.19
Total from investment operations	(4.13)	4:18
Redemption fees[b]	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(2.44)	(.98)
Dividends from net investment income	—	(.05)
Total dividends and distributions	(2.44)	(1.03)
Net asset value at end of period	$9.36	$15.93
Total return (%)	(25.85)	32.87 [e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$10,998	$14,087
Ratio of gross expenses to average net assets (%)	1.65	1.60 [d]
Ratio of net expenses to average net assets (%)[c]	1.61	1.59 [d]
Ratio of net investment loss to average net assets (%)	(.42)	(.12)[d]
Portfolio turnover rate (%)	85	97

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not Annualized

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	INTERNATIONAL OPPORTUNITIES FUND
	Years Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of year	$25.49	$20.19	$21.33	$18.56	$19.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	(.04)	(.04)	.01	.01	(.06)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(6.30)	8.26	(1.15)	2.79	(.85)
Total from investment operations	(6.34)	8.22	(1.14)	2.80	(.91)
Redemption Fees[a]	—	—	.01	.01	.02
Less dividends and distributions:
Distribution from net realized gains on investments	(3.10)	(2.85)	—	—	—
Dividends from net investment income	(.04)	(.07)	(.01)	(.04)	—
Total dividends and distributions	(3.14)	(2.92)	(.01)	(.04)	—
Net asset value at end of year	$16.01	$25.49	$20.19	$21.33	$18.56
Total return (%)	(24.73)	40.77	(5.28)	15.14	(4.58)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$498,164	$905,392	$708,514	$739,142	$408,675
Ratio of gross expenses to average net assets (%)	1.77	1.79	1.82	1.85	1.89
Ratio of net expenses to average net assets (%)(b)	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	(.16)	(.18)	.05	.05	(.33)
Portfolio turnover rate (%)	145	153	139	214	212

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout the period is as follows:

Investor Class	EMERGING MARKETS FUND
Period Ended December 31, 2018[a]
Net asset value at beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.01)
Net realized and unrealized losses on investments and translation of assets and liabilities denominated in foreign currencies	(2.10)
Total from investment operations	(2.11)
Redemption Fees[b]	—
Net asset value at end of period	$7.89
Total Return (%)	(21.10)[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$426
Ratio of gross expenses to average net assets (%)	3.99 [d]
Ratio of net expenses to average net assets (%)[c]	1.75 [d]
Ratio of net investment loss to average net assets (%)	(.15)[d]
Portfolio turnover rate (%)	111 [e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement from the advisor.

d Annualized.

e Not Annualized

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	EMERGING MARKETS FUND
	Period Ended December 31, 2018[a]
Net asset value at beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(2.11)
Total from investment operations	(2.10)
Redemption Fees[b]	—
Net asset value at end of period	$7.90
Total Return (%)	(21.00)[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$6,012
Ratio of gross expenses to average net assets (%)	3.74	[d]
Ratio of net expenses to average net assets (%)[c]	1.50	[d]
Ratio of net investment income to average net assets (%)	0.10	[d]
Portfolio turnover rate (%)	111	[e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement from the advisor.

d Annualized.

e Not Annualized

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Oberweis Funds
and the Shareholders of Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis Small-Cap Value Fund, Oberweis Global Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis Global Opportunities Fund (formerly known as Oberweis Emerging Growth Fund), Oberweis China Opportunities Fund, and Oberweis International Opportunities Fund, each a series of shares of beneficial interest in The Oberweis Funds, (the “Funds”), including the schedules of investments, as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). The financial highlights for each of the years in the two-year period ended December 31, 2015 were audited by other auditors whose report, dated February 25, 2016, expressed an unqualified opinion on such financial highlights.

We have also audited the accompanying statement of assets and liabilities of Oberweis Emerging Markets Fund (collectively with the above entities, the “Funds”), including the schedule of investments as of December 31, 2018, and the related statement of operations, the statement of changes in net assets and financial highlights for the period May 1, 2018 (commencement of operations) to December 31, 2018 and the related notes (collectively referred to as the “financial statements”).

We have also audited the accompanying statement of assets and liabilities of Oberweis Small Cap Value Fund (collectively with the above entities, the “Funds”), including the schedule of investments as of December 31, 2018, and the related statement of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period July 1, 2017 to December 31, 2017 and the financial highlights as noted in the table below and the related notes (collectively referred to as the “financial statements”). The statement of changes in net assets for the year ended June 30, 2017, and the financial highlights for each of the years in the three-year period ended June 30, 2017 were audited by other auditors whose report, dated August 29, 2017, expressed an unqualified opinion on such financial highlights.

Financial Highlights
Investor Class: Micro-Cap Fund Small-Cap Opportunities Fund Global Opportunities Fund China Opportunities Fund International Opportunities Fund	For each of the years in the three-year period ended December 31, 2018
Investor Class: Small-Cap Value Fund Emerging Markets Fund	For the period May 1, 2018 (commencement of operations) to December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Financial Highlights
Institutional Class: Micro-Cap Fund Small-Cap Opportunities Fund Global Opportunities Fund China Opportunities Fund	For the period May 1, 2017 (commencement of operations) to December 31, 2017 and for the year ended December 31, 2018
Institutional Class: Small-Cap Value Fund Emerging Markets Fund	For the period July 1, 2017 to December 31, 2017 and for the year ended December 31, 2018 For the period May 1, 2018 (commencement of operations) to December 31, 2018

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights as detailed above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Oberweis Funds since 2016.

Philadelphia, Pennsylvania
February 28, 2019

[This page intentionally left blank.]

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited)

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (61) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]
Gary D. McDaniel (70) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (71) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (72) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee since July, 1986[1]
James W. Oberweis (44) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (59) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President Chief Compliance Officer and Treasurer	Officer since October, 1994[3]
David I. Covas (43) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (48) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (45) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Fund since he is a shareholder of Oberweis Asset Management, Inc., the Fund’s investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 800-323-6166.

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited) (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Smith Dedrick Properties, Inc., 2016 to present; President – KSD Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; Executive Committee Member, Risk Worldwide NZ Ltd., 2011 to 2016; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2007 to 2016; Partner – Childress Duffy, Ltd., 2007 to 2015.	8	None
Chairman – Star Packaging Corp., 2012 to 2013.	8	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	8	None

Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to 2013.	8	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director –  Oberweis Securities, Inc., September, 1996 to present.
	Not Applicable	None
Executive Vice President, Secretary and Director –  Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director –  Oberweis Securities, Inc. September, 1996 to present.
	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information (Unaudited)

Qualified Dividend Income

For the year ended December 31, 2018, 37.80% and 100%, of the dividends paid from net investment income for the Small-Cap Opportunities Fund and Small-Cap Value Fund respectively are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended December 31, 2018, 36.56% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Small-Cap Opportunities Fund and Small-Cap Value Fund, respectively.

Long-term Capital Gain

The Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund and International Opportunities Fund designate $11,359,268, $2,364,126, $1,997,792, $2,374029, $15,298,897, and $72,715,296 respectively, as long-term capital gain distribution.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) Portfolio securities to the Funds’ investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form N-Q. The Funds’ Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contracts:

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management, Inc. (“OAM”) with respect to the Micro-Cap, Global Opportunities and Small-Cap Opportunities Funds and the Investment Advisory and Management Agreements for each of the China Opportunities Fund, International Opportunities Fund and Small-Cap Value Fund (collectively, the “Agreements”) were last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to such Agreements or interested persons of any such party (the “independent trustees”), on August 16, 2018. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreements was in the best interests of the shareholders of each Fund. The independent trustees were assisted by legal counsel in making their determination.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

The Board noted that OAM has been associated with each Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment advisor is in the best interests of shareholders, and that shareholders have invested in the Funds knowing that OAM manages the Funds and knowing the investment advisory fee schedules.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Agreements, as applicable, the Board considered the background and history of OAM, the functions performed by OAM and the personnel providing such services, management capabilities, information contained in OAM’s Form ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust. The Board also considered the experience, academic background, long tenure and structure as well as the growth of the portfolio management/strategy investment teams and their respective roles, the investment process with respect to the types of investments held by the Funds as well as the honesty and integrity of OAM, and that OAM personnel are open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to each Fund by OAM were appropriate, and that the quality of such services was good.

The Board then reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Funds over various periods of time, as compared to relevant market indices and other mutual funds pursuing broadly similar strategies in addition to the information presented at the meeting. The Board noted that the peer group mutual funds had been provided by OAM at a previous meeting, and includes funds currently in existence that were similar in investment objective to each of the respective Funds. Based on the information provided as to the Investor Class Shares, the Board concluded for the period ended July 31, 2018 that: (i) as to the Micro-Cap Fund, the Fund underperformed in varying degrees five of the six other mutual funds in the report, outperformed one of the six other mutual funds in the report and underperformed the relevant market indices for the year-to-date period, the Fund underperformed in varying degrees four of the six other mutual funds in the report, outperformed two of the six other mutual funds in the report and in one instance outperformed and in the other instance performed in line with the relevant market indices for the one-year period, the Fund outperformed in varying degrees the six other mutual funds in the report and the two relevant market indices for the three-year and five-year periods, the Fund outperformed in varying degrees four of the six other mutual funds in the report, performed in line with two of the six other mutual funds in the report and in one instance outperformed and in the other instance performed in line with the relevant market indices for the 10-year period; (ii) as to the Global Opportunities Fund, the Fund underperformed in varying degrees five of the 10 other mutual funds in the report, outperformed one of the 10 other mutual funds in the report, performed in line with four of the 10 other mutual funds in the report and underperformed the relevant market index for the year-to-date period, the Fund underperformed in varying degrees seven of the 10 other mutual funds in the report, outperformed in varying degrees two of the 10 other mutual funds in the report, performed in line with one of the 10 other mutual funds in the report and underperformed the relevant market index for the one-year period, the Fund underperformed in varying degrees eight of the 10 other mutual funds in the report, outperformed one of the 10 other mutual funds in the report, performed in line with one of the 10 other mutual funds in the report and underperformed the relevant market index for the three-year period, the Fund underperformed in varying degrees two of the 10 other mutual funds in the report, outperformed in varying degrees four of the 10 other mutual funds in the report, performed in

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

line with four of the 10 other mutual funds in the report and outperformed the relevant market index for the five-year period, the Fund underperformed one of the six other mutual funds in the report, outperformed in varying degrees four of the six other mutual funds in the report, performed in line with one of the six other mutual funds in the report and outperformed the relevant market index for the ten-year period; (iii) as to the Small-Cap Opportunities Fund, the Fund underperformed in varying degrees the eight other mutual funds in the report and in one instance underperformed and in the other instance performed in line with the two relevant market indices for the year-to-date period, the Fund underperformed in varying degrees all but one of the eight other mutual funds in the report, performed in line with one of the eight other mutual funds in the report and in one instance underperformed and in the other instance outperformed the relevant market indices for the one-year period, the Fund underperformed in varying degrees the eight other mutual funds in the report and underperformed the relevant market indices for the three-year period, the Fund underperformed in varying degrees six of the eight other mutual funds in the report, performed in line with two of the eight other mutual funds in the report and performed in line with the relevant market indices for the five-year period, the Fund underperformed in varying degrees the eight other mutual funds in the report and underperformed the relevant market indices for the 10-year period; (iv) as to the China Opportunities Fund, the Fund underperformed in varying degrees four of the nine other mutual funds in the report, outperformed one of the nine other mutual funds in the report, performed in line with four of the nine other mutual funds and in once instance underperformed and in the other instance performed in line with the relevant market indices for the year-to-date period, the Fund underperformed in varying degrees three of the nine other mutual funds in the report, outperformed three of the nine other mutual funds in the report, performed in line with three of the nine other mutual funds in the report and outperformed in varying degrees the relevant market indices for the one-year period, the Fund underperformed in varying degrees seven of the nine other mutual funds in the report, performed in line with two of the nine other mutual funds in the report and outperformed in varying degrees the relevant market indices for the three-year period, the Fund underperformed in varying degrees five of the nine other mutual funds in the report, outperformed in varying degrees two of the nine other mutual funds in the report, performed in line with two of the nine other mutual funds in the report and outperformed in varying degrees the relevant market indices for the five-year period, the Fund outperformed in varying degrees six of the seven other mutual funds in the report, performed in line with one of the seven other mutual funds in the report and outperformed in varying degrees the relevant market indices for the 10-year period; (v) as to the International Opportunities Fund, the Fund underperformed in varying degrees five of the 10 other mutual funds in the report, outperformed in varying degrees four of the 10 other mutual funds in the report, performed in line with one of the 10 other mutual funds in the report and performed in line with the relevant market index for the year-to-date period, the Fund underperformed in varying degrees three of the 10 other mutual funds in the report, outperformed in varying degrees five of the 10 other mutual funds in the report, performed in line with two of the 10 other mutual funds in the report and outperformed the relevant market index for the one-year period, the Fund outperformed in varying degrees seven of the 10 other mutual funds in the report, performed in line with three of the 10 other mutual funds in the report and outperformed the relevant market index for the three-year period, the Fund outperformed in varying degrees nine of the 10 other mutual funds in the report, performed in line with one of the 10 other mutual funds in the report and outperformed the relevant market index for the five-year period, the Fund outperformed in varying degrees six of the eight other mutual funds in the report, performed in line with two of the eight other mutual funds in the report and outperformed the relevant market index for the 10-year period; and (vi) as to the Small-Cap Value Fund, the Fund underperformed in varying

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

degrees two of the 11 other mutual funds in the report, outperformed in varying degrees seven of the 11 other mutual funds in the report, performed in line with two of the 11 other mutual funds in the report and underperformed the relevant market index for the year-to-date period, the fund underperformed in varying degrees three of the 11 other mutual funds in the report, outperformed in varying degrees seven of the 11 other mutual funds in the report, performed in line with one of the 11 other mutual funds in the report and performed in line with the relevant market index for the one-year period, the Fund underperformed in varying degrees four of the 11 other mutual funds in the report, outperformed in varying degrees six of the 11 other mutual funds in the report, performed in line with one of the 11 other mutual funds in the report and underperformed the relevant market index for the three-year period, the Fund underperformed two of the 11 other mutual funds in the report, outperformed in varying degrees six of the 11 other mutual funds in the report, performed in line with three of the 11 other mutual funds in the report and underperformed the relevant market index for the five-year period, the Fund underperformed two of the 11 other mutual funds in the report, outperformed in varying degrees eight of the 11 other mutual funds in the report, performed in line with one of the 11 other mutual funds in the report and performed in line with the relevant market index for the inception-to-date period.

Fees and Expenses.  For each Fund, the Board compared the amounts paid to OAM for advisory and management services and each Fund’s Investor Class Shares’ expense ratio with other mutual funds pursuing broadly similar strategies, as included in the reports prepared by OAM.

This information showed that the advisory and management fees of the Micro-Cap Fund were the same as two of the six other mutual funds, lower than three of the six other mutual funds and higher than one of the six other mutual funds, the advisory and management fees of the Global Opportunities Fund were the same as two of the 10 other mutual funds, lower than five of the 10 other mutual funds, and higher than three of the 10 other mutual funds, the advisory and management fees of the Small-Cap Opportunities Fund were the same as one of the eight other mutual funds, lower than four of the eight other mutual funds and higher than three of the eight other mutual funds, the advisory and management fees of the China Opportunities Fund were higher than all but one of the nine other mutual funds, the advisory and management fees of the International Opportunities Fund were the same as two of the 10 other mutual funds, lower than two of the 10 other mutual funds and higher than six of the 10 other mutual funds, and the advisory and management fees of the Small-Cap Value Fund were the same as two of the 11 other mutual funds, lower than five of the 11 other mutual funds and higher than four of the 11 other mutual funds.

The information also showed that the expense ratio of the Micro-Cap Fund was higher than three of the six other mutual funds, the expense ratio of the Global Opportunities Fund was higher than six of the 10 other mutual funds, the expense ratio of the Small-Cap Opportunities Fund was the highest relative to the eight other mutual funds, the expense ratio of the China Opportunities Fund was higher than eight of the nine other mutual funds, the expense ratio of the International Opportunities Fund was higher than nine of the 10 other mutual funds, and the expense ratio of the Small-Cap Value Fund was higher than four of the 11 other mutual funds. The Board also noted that the Small-Cap Opportunities Fund was significantly smaller in size relative to the eight other funds in the report.

In addition, the Board considered amounts paid to OAM by other clients where applicable. With respect to OAM’s other clients, the Board recognized that the mix of services provided, the level of responsibility required under the Agreements with the Funds, and the regulatory

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

and operational requirements with respect to the Funds, were greater than OAM’s obligations for similar client accounts, and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that each Fund’s advisory and management fees were reasonable and/or appropriate in amount, given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory fees received by OAM from each of the Funds as well as the level, quality and expense of OAM’s staff and the services that OAM provides. The Board also considered the explanation from OAM that the profits realized by OAM specifically from the relationship with the Funds could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to and among the Funds versus other advisory accounts because management and personnel time and services are not allocated between the various types of accounts, and OAM believed that while the profits could not be itemized, the overall profitability of OAM was average and was within a reasonable range relative to other investment advisory firms, that the advisory fees charged the Funds were consistent with other advisory clients, and that OAM reimburses the Funds if expense ratios exceed certain limits. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as each Fund grows, and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted that the advisory fee for the Global Opportunities Fund has a breakpoint designed to share economies of scale with shareholders. The Board also noted asset capacity constraints for the Funds that limit economies of scale and the expense reimbursements made by OAM to several of the Funds. The Board concluded with respect to each Fund that each Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars generated by the Funds as well as other OAM advisory clients. The Board also noted that during the past year none of the Funds’ brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board, and based upon its own business judgment and the conclusions reached, the Board determined to approve the continuance of the Agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18– 12/31/18*	Expense Ratio During Period 7/1/18– 12/31/18
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$795.92	$7.02	1.55%
Hypothetical	$1,000.00	$1,017.39	$7.88	1.55%
Institutional Class
Actual	$1,000.00	$797.86	$5.98	1.32%
Hypothetical	$1,000.00	$1,018.55	$6.72	1.32%
SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$855.24	$7.25	1.55%
Hypothetical	$1,000.00	$1,017.39	$7.88	1.55%
Institutional Class
Actual	$1,000.00	$855.63	$6.08	1.30%
Hypothetical	$1,000.00	$1,018.65	$6.61	1.30%

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18– 12/31/18*	Expense Ratio During Period 7/1/18– 12/31/18
SMALL-CAP VALUE FUND
Investor Class
Actual	$1,000.00	$809.58	$7.07	1.55%
Hypothetical	$1,000.00	$1,017.39	$7.88	1.55%
Institutional Class
Actual	$1,000.00	$810.46	$5.89	1.29%
Hypothetical	$1,000.00	$1,018.70	$6.56	1.29%
GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$745.98	$6.6	1.50%
Hypothetical	$1,000.00	$1,017.64	$7.63	1.50%
Institutional Class
Actual	$1,000.00	$746.81	$5.5	1.25%
Hypothetical	$1,000.00	$1,018.90	$6.36	1.25%
CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$730.29	$8.11	1.86%
Hypothetical	$1,000.00	$1,015.83	$9.45	1.86%
Institutional Class
Actual	$1,000.00	$730.91	$7.02	1.61%
Hypothetical	$1,000.00	$1,017.09	$8.19	1.61%
INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$751.49	$7.06	1.60%
Hypothetical	$1,000.00	$1,017.14	$8.13	1.60%
EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$830.53	$8.07	1.75%
Hypothetical	$1,000.00	$1,016.38	$8.89	1.75%
Institutional Class
Actual	$1,000.00	$831.58	$6.92	1.50%
Hypothetical	$1,000.00	$1,017.64	$7.63	1.50%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD LLP
1835 Market Street, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund
Global Opportunities Fund
Small-Cap Opportunities Fund
Small-Cap Value Fund
China Opportunities Fund
International Opportunities Fund
Emerging Markets Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

December 31, 2018

oberweisfunds.com

As of January 1, 2021, and per The US Securities and Exchange Commission adopted Rule 30e-3 under the Investment Company Act of 1940; The Oberweis Funds will no longer mail paper copies of the Fund’s shareholder reports, unless specifically requested by the shareholder directly from the fund or from your financial advisor, your broker dealer or your bank. The reports will be available on www.oberweisfunds.com and you will be receiving a hard copy notice that directs you to the website.

You will not be affected by this change if you have already elected to receive the reports electronically.

If you wish to receive paper copies of your shareholder reports, you may contact us at 1-800-245-7311 or you may directly contact your financial advisor.

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)

Dear Shareholder:

Thank you for your investment in the Oberweis International Opportunities Institutional Fund (OBIIX). This Fund is managed by a team led by Ralf Scherschmidt and seeks to invest in small and mid-cap companies primarily outside of the United States which are experiencing positive fundamental changes not yet fully reflected in market prices.

The Year in Review

2018 was a difficult year for investors. Stocks, bonds, gold and oil all declined as investors grew increasingly fearful of the impact of tariffs and a prolonged US-China trade war, resulting slowing growth, rising interest rates, and tighter monetary policy. In the fourth quarter, investors became so concerned that they reduced equity exposure late in 2018 at the most frantic pace since the end of 2008, right around the stock market bottom.

As one might expect, this type of environment can be challenging for our team in the short-term, as we invest in small-cap companies with valuations based primarily on misunderstood future earnings. When the market focuses too much on near-term earnings rather than long-term earnings, our strategy faces short-term headwinds. We expect these difficult periods to occur occasionally, but fortunately, they have been the exception rather than the rule. As fear spread during the fourth quarter, valuations within our asset class notably contracted. The average P/E of our benchmark index dropped from 20.0x at the end of 2017 to 16.1x at the end of 2018. During times of fear and volatility, it is not unusual for the market to over-discount risk for international small cap growth stocks. In our experience, out-of-favor periods for our process often lead to attractive valuations, which can set the stage for unusually favorable purchase opportunities, which in turn improves the odds of favorable returns once the headwinds subside.

For the year, the Oberweis International Opportunities Institutional Fund returned -23.91% versus -17.78% for the MSCI World ex-US Small Cap Growth Index. In the fourth quarter, the Fund returned -22.20% versus -17.49% for the benchmark. The deficit in this year’s return relative to our benchmark was primarily attributable to unfavorable stock selection in Japan and Canada. Within Japan, data from SMBC Nikko shows that companies with negative earnings revisions outperformed those with positive revisions. This is the antithesis of our strategy, which seeks companies reporting positive earnings surprises which we believe are materially misunderstood and undervalued on future earnings. As a result, our holdings should naturally experience positive revisions, and over the long-term our experience shows that such securities tend to outperform the market. In the short-term, however, this is not always the case. In these instances, so long as our holdings continue to report good earnings in accordance with our philosophy, we will continue to hold them. In terms of positive contribution, France was our best contributing country thanks to favorable stock selection. At a sector level, healthcare was our largest detractor while financials was our largest contributing sector.

Additionally, after being cautious on economically sensitive companies over the course of 2018, given the uncertainty over tariffs and a trade war, we found and owned instead more companies exposed to secular themes. These stocks can be cheap and undervalued on future earnings, but may look more expensive on current-year earnings. During environments like 2018, when the market becomes overly focused on near-term earnings, many of these companies sold off as the market gave less weight to future earnings. Ultimately we believe these companies will earn far more than what the market is expecting, therefore making valuations attractive.

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

Outlook

Our research indicates that there have been only two other times in the last decade in which valuations for international small-caps have been as low as today. As challenging as difficult economic periods may be, they often turn out to be attractive times to buy international small-cap stocks. Periods of high risk aversion often correlate to below-average stock valuations (as is the case currently), and we see an above-average investment opportunity today. According to data supplied by Empirical Research Partners, our universe of developed world ex-US small-cap equities trade at the cheapest valuations since January 2012 and about 30% below the long-term average. Of course, no one can predict the future and it’s difficult to assess how long it might take for valuations to revert closer to historical means.

From a macro perspective, while we hope that some sort of positive trade resolution takes place between the U.S. and China, we are not holding our breath. We also expect challenges from slowing growth in China, a more tepid housing market in the U.S., balance sheet reductions by major central banks and various political uncertainties globally to weigh on markets from time to time in 2019. However, we see many of these risks as discounted and therefore see an opportunity for long-term investors to take advantage of a favorable entry point.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

2

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited)

Market Environment

Global equities returned -8.71% in 2018, as measured by the MSCI World Index. Global small-caps, as measured by the MSCI World Small-Cap Index, returned -13.86%. U.S. small-caps outperformed International small-caps, as evidenced by the -18.07% return on the MSCI World ex-US Small-Cap Index vs. -11.01% for the Russell 2000 index. Non-US small cap growth companies slightly outperformed Non-US small-cap value companies. The MSCI World ex-USA Small-Cap Growth Index return -17.78% versus -18.38% for the MSCI World ex-USA Small-Cap Value Index.

Discussion of The International Opportunities institutional Fund

The International Opportunities Institutional Fund returned -23.91% versus -17.78% for the MSCI World ex-US Small Cap Growth Index. The portfolio was negatively impacted from adverse stock selection in Japan, and Canada, offset by positive stock selection in France. On a sector level, the portfolio benefitted from positive stock selection in Financials, and was negatively impacted by negative stock selection and an underweight in Health Care. At the stock level, Burford Capital Ltd. (BUR LN), DA Consortium Holdings Inc. (6534 JP), and Ubisoft Entertainment SA (UBI FP) were among the top contributors to performance; Japan Investment Adviser Co. Ltd (7172 JP), Keywords Studios Plc. (KWS LN), and Aurelius Equity Opportunities SE & Co KGaA (AR4 GY) were among the top detractors.

At year-end, the portfolio was invested in 81 stocks in 16 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the quarter were Japan (18.9% vs. 28.7%), the United Kingdom (16.9% vs. 16.6%), Australia (11.5% vs. 6.7%), Canada (11.1% vs. 8.7%), and Sweden (7.4% vs. 5.3%). On a sector basis, the portfolio is overweight information technology (25.4% vs. 13.8%) and underweight consumer discretionary (7.2% vs. 14.5%)

For current performance information, please visit www.oberweisfunds.com.

3

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Oberweis International Opportunities Institutional Fund

At December 31, 2018

Asset Allocation (%)
Equities	98.3
Other Assets less Liabilities	1.7
100.0

Top Holdings (%)
Burford Capital Ltd.	4.0
Evolution Mining Ltd.	3.2
Teleperformance Sa	3.1
Intermediate Capital Group Plc	2.6
ASR Nederland N.V.	2.5
Parkland Fuel Co.	2.3
Fancl Corp.	2.2
Systena Corp.	2.2
Evolution Gaming	1.9
Afterpay Touch Group Ltd.	1.9
Other Holdings	74.1
100.0

Top Industries (%)
Software	12.3
Capital Markets	8.1
Information Technology Services	7.6
Professional Services	7.4
Food Products	4.4
Oil, Gas, & Consumable Fuels	4.1
Commercial Services & Supply	4.1
Metals & Mining	3.9
Machinery	3.8
Textiles, Apparel & Luxury Goods	3.0
Other Industries	41.3
100.0

4

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2018)

	1 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIIX	(23.91)	1.12	1.08
MSCI World ex-U.S. Small Cap Growth Index	(17.78)	2.46

Growth of a $10,000 Investment (from March 10, 2014 to December 31, 2018)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 03/10/14 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/18. The expense ratio gross of any fee waivers, earnings credit or expense reimbursement was 1.11%.

5

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa December 31, 2018

	SHARES	VALUE
Equities – 98.3%
AUSTRALIA – 11.5%
Afterpay Touch Group Ltd.*	1,663,500	$14,550,411
ALS Ltd.	1,728,000	8,256,014
Altium Ltd.	785,004	12,015,183
Evolution Mining Ltd.	9,246,700	24,053,924
nearmap Ltd.*	5,299,592	5,604,548
NEXTDC Ltd.*	3,143,880	13,545,167
WiseTech Global Ltd.	733,900	8,749,217
		86,774,464
BELGIUM – 1.2%
Argenx SE*	91,200	8,761,584
CANADA – 11.1%
Air Canada*	566,000	10,762,789
ATS Automation Tooling Systems, Inc.*	694,900	7,324,649
Canada Goose Hldgs., Inc.*	266,700	11,660,124
Colliers International Group, Inc.	122,400	6,750,290
Gibson Energy, Inc.	682,500	9,338,632
Martinrea International, Inc.	461,100	3,667,994
Parex Resources, Inc.*	376,900	4,513,855
Parkland Fuel Corp.	668,200	17,297,237
TFI International, Inc.	470,700	12,170,898
		83,486,468
CHINA – 6.6%
AK Medical Hldgs. Ltd.*	6,964,000	3,850,855
BOC Aviation Ltd.	406,400	2,998,729
Health & Happiness International Hldgs. Ltd.*	1,540,500	8,834,626
Kingdee International Software Group Co. Ltd.	10,471,000	9,257,351
SSY Group Ltd.	7,322,000	5,432,895
Wuxi Biologics Cayman, Inc.*	1,390,900	8,885,862
Yihai International Hldg. Ltd.*	4,288,000	10,437,519
		49,697,837
DENMARK – 3.3%
GN Store Nord A/S*	90,887	3,405,447
Netcompany Group A/S*	301,609	10,199,499
SimCorp A/S*	160,506	11,007,704
		24,612,650
FRANCE – 5.0%
Edenred*	386,303	14,226,998
Teleperformance SE	145,400	23,259,369
		37,486,367

See accompanying notes to the financial statements.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa December 31, 2018 (continued)

	SHARES	VALUE
GERMANY – 6.1%
AIXTRON SE*	606,800	$5,882,373
Aurelius Equity Opportunities SE	299,200	10,878,566
Bechtle AG*	39,900	3,107,976
MorphoSys AG*	74,200	7,575,125
Puma SE	22,859	11,183,310
S&T AG	418,360	7,572,182
		46,199,532
HONG KONG – 0.1%
PC Partner Group Ltd.	3,390,000	753,935
IRELAND – 1.1%
Kingspan Group PLC	188,900	8,097,572
ISRAEL – 0.8%
Attunity Ltd.*	312,500	6,150,000
JAPAN – 18.9%
Aruhi Corp.	523,900	9,500,187
Daifuku Co. Ltd.*	228,400	10,355,773
Fancl Corp.	655,200	16,716,288
Fuji Soft, Inc.	317,000	12,005,377
Japan Investment Adviser Co. Ltd.	417,300	11,735,966
Jeol Ltd.	345,800	5,187,429
Kamakura Shinsho Ltd.*	438,100	5,589,607
Krosaki Harima Corp.	124,500	7,500,752
Kusuri no Aoki Hldgs. Co. Ltd.	205,100	12,955,347
Maruwa Co. Ltd.	169,500	8,668,377
Net One Systems Co. Ltd.	764,100	13,477,942
NGK Spark Plug Co. Ltd.	163,700	3,240,430
Outsourcing, Inc.	933,000	8,923,411
Systena Corp.	1,430,100	16,485,687
		142,342,573
NETHERLANDS – 4.7%
AMG Advanced Metallurgical Group NV	163,982	5,290,918
ASM International NV*	137,200	5,656,875
ASR Nederland NV	469,928	18,594,353
BE Semiconductor Industries NV*	252,500	5,322,693
Elastic NV*	12,100	864,908
		35,729,747
NORWAY – 2.1%
BW Offshore Ltd.*	988,000	3,610,539
Subsea 7 SA	298,600	2,909,724
Tomra Systems ASA*	415,000	9,346,401
		15,866,664

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa December 31, 2018 (continued)

	SHARES	VALUE
SWEDEN – 7.4%
Evolution Gaming Group AB	254,006	$14,666,271
Fabege AB*	1,052,000	14,060,954
Hansa Biopharma AB*	224,469	7,022,058
Securitas AB*	438,547	7,064,912
Tele2 AB	1,016,235	12,960,774
		55,774,969
SWITZERLAND – 1.5%
Georg Fischer AG	8,831	7,084,935
Logitech International SA	122,033	3,854,847
		10,939,782
UNITED KINGDOM – 16.9%
Burford Capital Ltd.	1,439,967	30,375,485
Fevertree Drinks PLC	412,100	11,554,872
Future PLC*	628,400	3,834,073
GVC Hldgs. PLC	370,268	3,178,566
Halma PLC	259,625	4,522,558
Hikma Pharmaceuticals PLC*	130,100	2,844,889
Intermediate Capital Group PLC	1,635,157	19,503,509
Just Eat PLC*	349,200	2,611,300
Keywords Studios PLC	945,676	12,907,526
Learning Technologies Group PLC	7,034,941	6,212,734
Nomad Foods Ltd.*	823,705	13,772,349
Ocado Group PLC*	368,000	3,709,081
Pagegroup PLC	1,641,100	9,426,809
Spirax-Sarco Engineering PLC	43,938	3,497,104
		127,950,855
Total Equities
(Cost: $839,601,362)		$740,624,999
Total Investments – 98.3%
(Cost: $839,601,362)		$740,624,999
Other Assets Less Liabilities – 1.7%		12,512,878
Net Assets – 100% (Equivalent to $8.54 per share based on 88,148,626 shares outstanding)		$753,137,877

Cost of investments Is $851,833,895 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$38,727,875
Gross unrealized depreciation	(149,936,771)
Net unrealized depreciation	$(111,208,896)

a Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees, See Note 2

* Non-income producing security during the year ended December 31, 2018

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa December 31, 2018 (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets) (unaudited)

Communication Services	3.0%
Consumer Discretionary	7.2%
Consumer Staples	9.9%
Energy	5.0%
Financials	13.4%
Health Care	7.0%
Industrials	19.7%
Information Technology	25.4%
Materials	4.9%
Real Estate	2.8%

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Assets and Liabilities December 31, 2018

ASSETS
Investment securities at value(a)	$740,624,999
Cash	10,331,955
Receivable from fund shares sold	1,160,167
Receivable from securities sold	6,077,876
Dividends and interest receivable	1,302,571
Prepaid expenses	63,083
Total Assets	759,560,651
LIABILITIES
Payable for fund shares redeemed	5,620,619
Payable to advisor (see note 3)	687,195
Accrued expenses	114,960
Total Liabilities	6,422,774
NET ASSETS	$753,137,877
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	88,148,626
Net asset value, offering price and redemption price	$8.54
ANALYSIS OF NET ASSETS
Capital	$894,701,309
Accumulated loss	(141,563,432)
Net Assets	$753,137,877
(a) Investment securities at cost	$839,601,362

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Operations Year Ended December 31, 2018

INVESTMENT INCOME
Dividends[a]	$13,781,586
Interest	667,774
Total Investment Income	14,449,360
EXPENSES
Investment advisory fees (see note 3)	10,113,210
Transfer agent fees and expenses	101,045
Custodian fees and expenses	754,576
Other	297,760
Total expenses before reimbursed expenses	11,266,591
Earnings credit (see note 6)	(388,193)
Total Expenses	10,878,398
NET INVESTMENT INCOME	3,570,962
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	35,672,099
Net realized gains on foreign currency transactions	3,500
Net realized gains on investment and foreign currency transactions	35,675,599
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(291,580,762)
Net realized/unrealized losses on investments and foreign currencies	(255,905,163)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(252,334,201)

a Dividends are net of foreign withholding tax of $1,309,395

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017
FROM OPERATIONS
Net investment income	$3,570,962	$2,615,820
Net realized gains on investments and foreign currency transactions	35,675,599	129,406,891
Change in net unrealized appreciation\(depreciation) on investments and foreign currencies	(291,580,762)	166,909,708
Net increase (decrease) in net assets resulting from operations	(252,334,201)	298,932,419
FROM DISTRIBUTIONS[a]
Distributions from net investment income	—	(5,879,772)
Distributions from net realized gains on investments	—	(65,543,743)
Distribution to shareholders	(92,069,574)	—
Net decrease in net assets from distributions	(92,069,574)	(71,423,515)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	152,538,019	238,552,396
Proceeds from reinvestment of distributions	86,901,523	65,203,577
Redemption of shares	(183,014,889)	(147,624,476)
Net increase from capital share transactions	56,424,653	156,131,497
Total increase (decrease) in net assets	(287,979,122)	383,640,401
NET ASSETS
Beginning of year	1,041,116,999	657,476,598
End of year[b]	$753,137,877	$1,041,116,999
TRANSACTIONS IN SHARES
Shares sold	12,650,333	21,517,739
Shares issued in reinvestment of distributions	10,284,204	5,118,020
Less shares redeemed	(16,298,575)	(12,753,063)
Net increase from capital share transactions	6,635,962	13,882,696
a.	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.
b.	Net Assets- End of Year includes Accumulated Net Investment Loss of ($ 3,846,101) as of December 31, 2017.

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2018

1. Description of Organization

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) is one fund in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (``NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2018 (continued)

Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018:

	Level 1	Level 2	Level 3
Investment Securities
Equities
Total Asia	$6,150,000	$192,794,345	$—
Total Australia	—	86,774,464	—
Total Europe	23,398,841	348,020,881	—
Total North America	83,486,468	—
Total Investments	$113,035,309	$627,589,690	$—

The Fund’s assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign Currency Transactions.  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2018 (continued)

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.   Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.   It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2018. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and GAAP. Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2018, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2018 (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated loss as follows:

	Increases/(Decrease)
	Capital	Total Accumulated Loss
International Opportunities Institutional Fund	6,959,531	(6,959,531)

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$15,887,741	$76,180,423	$92,068,164

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$5,879,772	$65,543,743	$71,423,515

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2018, International Opportunities Institutional Fund had $30,399,577 post-October capital losses and no qualified late-year loss deferred to January 1, 2019.

As of December 31, 2018 the components of accumulated earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Depreciation foreign currency translations
International Opportunities Institutional Fund	$—	$—	$(30,399,577)	$(111,208,896)	$45,041

Accumulated capital and other losses consists of timing differences related to wash sales and Post October losses.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of December 31, 2018, open Federal tax years include the tax years ended 2015 through 2018. The Fund has no examinations in progress and is also not aware of any tax positions for which

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2018 (continued)

it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory and management services to the Fund. The Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the year ended December 31, 2018, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $10,113,210.

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2018 OAM reimbursed the Fund in the amount of $0.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2018, the Trust made no direct payments to its officers and paid $125,000 to its unaffiliated trustees.

Affiliated Commissions.  For the year ended December 31, 2018, the Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2018, other than options written and money market investments, aggregated $1,423,321,803 and $1,348,514,854, respectively. The Fund did not hold government securities during the year ended December 31, 2018.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during years when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2018 (continued)

value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options during the year ended December 31, 2018.

5. Redemption fee

The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $62,433 and $22,640 for the year ended December 31, 2018 and 2017, respectively, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2018, the Fund received credits of $388,193. The Fund incurred interest charges of $2,188, which is included in custodian fees and expenses in the Statement of Operations.

7. New accounting pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2018 (continued)

In September 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets.

8. Subsequent events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014[a]
Net asset value at beginning of year	$12.77	$9.72	$10.32	$8.97	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.04	.03	.05	.06	.01
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(3.11)	3.95	(.61)	1.35	(1.02)
Total from investment operations	(3.07)	3.98	(.56)	1.41	(1.01)
Redemption Fees[b]	— [g]	— [g]	— [g]	— [g]	— [g]
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	(1.15)	(.85)	—	—	—
Dividends from net investment income	(.01)	(.08)	(.04)	(.06)	(.02)
Total dividends and distributions	(1.16)	(.93)	(.04)	(.06)	(.02)
Net asset value at end of year	$8.54	$12.77	$9.72	$10.32	$8.97
Total Return (%)	(23.91)	40.99	(5.43)	15.68	(10.10)[e]

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights (continued)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Period Ended December 31, 2014[a]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$753,138	$1,041,117	$657,477		$361,402	$178,991
Ratio of gross expenses to average net assets (%)	1.11	1.15	1.18		1.28	1.39	[d]
Ratio of net expenses to average net assets (%)[c]	1.08	1.10	1.10		1.10	1.10	[d]
Ratio of net investment income to average net assets (%)	.35	.29	.47		.59	.11	[d]
Portfolio turnover rate (%)	145	168	123	[f]	211	152	ef

Notes:

a For the period from March 10, 2014 (commencement of operations) through December 31, 2014.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund's capital shares.

g Less than $0.005 per share

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Oberweis Funds
and the Shareholders of Oberweis International Opportunities Institutional Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Oberweis International Opportunities Institutional Fund, a series of shares of beneficial interest in The Oberweis Funds (the “Fund”), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements ”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the years in the two-year period ended December 31, 2015 were audited by other auditors whose report, dated February 25, 2016, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Oberweis Funds since 2016.

Philadelphia, Pennsylvania
February 28, 2019

22

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited)

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (61) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]
Gary D. McDaniel (70) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (71) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (72) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee since July, 1986[1]
James W. Oberweis (44) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (59) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President Chief Compliance Officer and Treasurer	Officer since October, 1994[3]
David I. Covas (43) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (48) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (45) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Fund since he is a shareholder of Oberweis Asset Management, Inc., the Fund’s investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 800-323-6166.

23

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited) (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Smith Dedrick Properties, Inc., 2016 to present; President – KSD Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; Executive Committee Member, Risk Worldwide NZ Ltd., 2011 to 2016; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2007 to 2016; Partner – Childress Duffy, Ltd., 2007 to 2015.	8	None
Chairman – Star Packaging Corp., 2012 to 2013.	8	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	8	None

Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to 2013.	8	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director –  Oberweis Securities, Inc., September, 1996 to present.
	Not Applicable	None
Executive Vice President, Secretary and Director –  Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director –  Oberweis Securities, Inc. September, 1996 to present.
	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

24

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited)

Qualified Dividend Income:

For the year ended December 31, 2018, 100% of the dividends paid from net investment income for the International Opportunities Institutional Fund is designated as qualified dividend income.

Long-term Capital Gain:

The International Opportunities Institutional Fund designates $76,180,423 as long-term capital gain distribution.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Oberweis International Opportunities Institutional Fund Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund files its complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contracts:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management, Inc. (“OAM”) (the “Agreement”) with respect to the International Opportunities Institutional Fund (the “Fund”) was last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to the Agreement or interested persons of any such party (the “independent trustees”), on August 16, 2018. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the shareholders of the Fund. The independent trustees were assisted by legal counsel in making their determination.

The Board noted that OAM has been associated with the Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders, and that shareholders have invested in the Fund knowing that OAM manages the Fund and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Agreement, the Board considered the background and history of OAM, the functions performed by OAM and the personnel providing such services, management capabilities, information contained in OAM’s Form ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of

25

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

compliance created by OAM, including the competency of the chief compliance officer of the Trust. The Board also considered the experience, academic background, long tenure and structure as well as the growth of the portfolio management/strategy investment team and its role, the investment process with respect to the types of investments held by the Fund, as well as the honesty and integrity of OAM, and that OAM personnel are open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to the Fund by OAM was appropriate, and that the quality of such services was good.

The Board then reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Fund over various periods of time, as compared to the relevant market index and other mutual funds pursuing broadly similar strategies in addition to the information presented at the meeting. The Board noted that the peer group mutual funds had been provided by OAM at a previous meeting, and include funds currently in existence that were similar in investment objective to the Fund. Based on the information provided, the Board concluded that for the period ended July 31, 2018, the Fund underperformed in varying degrees five of the 10 other mutual funds in the report, outperformed in varying degrees four of the 10 other mutual funds in the report, performed in line with one of the 10 other mutual funds in the report and performed in line with the relevant market index for the year-to-date period, the Fund underperformed three of the 10 other mutual funds in the report, outperformed in varying degrees five of the 10 other mutual funds in the report, performed in line with two of the 10 other mutual funds in the report and outperformed the relevant market index for the one-year period, the Fund outperformed in varying degrees seven of the 10 other mutual funds in the report, performed in line with three of the 10 other mutual funds in the report and outperformed the relevant market index for the three-year period.

Fees and Expenses.  The Board compared the amounts paid to OAM for advisory and management services for the Fund and the Fund’s expense ratio with other mutual funds pursuing broadly similar strategies, as included in the reports prepared by OAM. This information showed that the advisory and management fees of the Fund were the same as two of the 10 other mutual funds, lower than five of the 10 other mutual funds, and higher than three of the 10 other mutual funds. The information also showed that the expense ratio of the Fund was the lowest relative to the 10 other mutual funds. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided, the level of responsibility required under the Agreement with the Fund, and the regulatory and operational requirements with respect to the Fund were greater than OAM’s obligations for similar client accounts, and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that the Fund’s advisory and management fees were reasonable and/or appropriate in amount, given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory fees received by OAM from the Fund as well as the level, quality and expense of OAM’s staff and the services that OAM provides. The Board also considered the explanation from OAM that the profits realized by OAM specifically from the relationship with the Fund could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to the Fund versus the other Oberweis Funds and advisory accounts because management and personnel time and

26

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

services are not allocated between the various types of accounts, and OAM believed that while the profits could not be itemized, the overall profitability of OAM was average and within a reasonable range relative to other investment advisory firms, that the advisory fees charged the Fund were consistent with other advisory clients, and that OAM reimburses the Fund if the expense ratio exceeds certain limits. Based on this information, the Board concluded that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board also noted asset capacity constraints for the Fund that limits economies of scale. The Board concluded that the Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Fund including benefits to OAM related to soft dollars generated by the Fund as well as other OAM advisory clients. The Board also noted that during the past year none of the Fund’s brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board and based upon its own business judgment and the conclusions reached, the Board determined to approve the continuance of the Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

27

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period* 7/1/18– 12/31/18	Expense Ratio During Period 7/1/18– 12/31/18
Actual	$1,000.00	$759.11	$4.79	1.08%
Hypothetical	$1,000.00	$1,019.76	$5.50	1.08%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

28

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2018, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	During the period covered by this report, there were not any amendments to a provision of the Code of Ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code of Ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2017	2018
Audit fees	102,000	120,400
Audit-Related Fees	N/A	N/A
Tax Fees	25,000	29,000
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2018 and 2017 were $29,000. and $25,000, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/08/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/08/2019

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/08/2019

/*/	Print the name and title of each signing officer under his or her signature.